Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company and Contract Owners of Separate Account N of ReliaStar Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Separate Account N of ReliaStar Life Insurance Company (the Separate Account), as of December 31, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/S/ ERNST & YOUNG LLP
We have served as the Separate Accounts Auditor since 2001.
San Antonio, TX
April 3, 2025

Appendix

Subaccounts comprising Separate Account N of ReliaStar Life Insurance Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Main Street Small Cap Fund® - Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Government Money Market Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Small Cap Value VIP Fund - Class 2
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio - Class I
Voya Government Money Market Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® CBRE Global Real Estate Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class 2
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
Voya Global Bond Portfolio - Service Class
Voya Global Insights Portfolio - Initial Class
Voya Global Insights Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Initial Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Solution 2045 Portfolio - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Initial Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Initial Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Invesco Comstock Portfolio - Initial Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Small Company Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I
Wanger Acorn
Voya Balanced Income Portfolio - Institutional Class	For the period from July 12, 2024 (commencement of operations) through December 31, 2024
Voya Solution Aggressive Portfolio - Initial Class
Voya Solution Balanced Portfolio - Initial Class
Voya Solution Conservative Portfolio - Initial Class

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2024
(In thousands, except number of shares)

	Invesco V.I. Main Street Small Cap Fund® - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$177	$32,956	$14,233	$6,352	$24,406
Total assets	177	32,956	14,233	6,352	24,406
Net assets	$177	$32,956	$14,233	$6,352	$24,406

Net assets
Accumulation units	$177	$32,956	$14,233	$6,352	$24,406
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$177	$32,956	$14,233	$6,352	$24,406

Total number of mutual fund shares	6,039	261,990	208,150	357,850	917,867

Cost of mutual fund shares	$148	$22,440	$10,522	$6,697	$20,701

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$100,300	$117,882	$4,023	$8,287	$3,914
Total assets	100,300	117,882	4,023	8,287	3,914
Net assets	$100,300	$117,882	$4,023	$8,287	$3,914

Net assets
Accumulation units	$100,300	$117,882	$4,023	$8,287	$3,914
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$100,300	$117,882	$4,023	$8,287	$3,914

Total number of mutual fund shares	1,731,109	206,985	4,023,420	754,753	273,346

Cost of mutual fund shares	$68,403	$47,506	$4,023	$9,567	$3,632

The accompanying notes are an integral part of these financial statements.
4

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2024
(In thousands, except number of shares)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Government Money Market Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,053	$5,329	$6,508	$2,431	$5
Total assets	2,053	5,329	6,508	2,431	5
Net assets	$2,053	$5,329	$6,508	$2,431	$5

Net assets
Accumulation units	$2,053	$5,329	$6,508	$2,431	$5
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,053	$5,329	$6,508	$2,431	$5

Total number of mutual fund shares	77,614	133,462	565,392	285,377	5,296

Cost of mutual fund shares	$1,910	$3,474	$7,101	$2,540	$5

	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Institutional Class	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$9,934	$300	$1,759	$4,804	$49,087
Total assets	9,934	300	1,759	4,804	49,087
Net assets	$9,934	$300	$1,759	$4,804	$49,087

Net assets
Accumulation units	$9,934	$300	$1,759	$4,804	$49,087
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,934	$300	$1,759	$4,804	$49,087

Total number of mutual fund shares	924,954	29,459	1,758,626	552,208	2,673,560

Cost of mutual fund shares	$11,513	$293	$1,759	$5,209	$40,293

The accompanying notes are an integral part of these financial statements.
5

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2024
(In thousands, except number of shares)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$2,137	$4,768	$2,979	$3,085	$3,536
Total assets	2,137	4,768	2,979	3,085	3,536
Net assets	$2,137	$4,768	$2,979	$3,085	$3,536

Net assets
Accumulation units	$2,137	$4,768	$2,979	$3,085	$3,536
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,137	$4,768	$2,979	$3,085	$3,536

Total number of mutual fund shares	126,398	750,853	311,566	152,216	353,601

Cost of mutual fund shares	$1,745	$4,346	$3,114	$2,675	$3,802

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class 2	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$10,062	$527	$5,709	$19,096	$66,151
Total assets	10,062	527	5,709	19,096	66,151
Net assets	$10,062	$527	$5,709	$19,096	$66,151

Net assets
Accumulation units	$10,062	$527	$5,709	$19,096	$66,151
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,062	$527	$5,709	$19,096	$66,151

Total number of mutual fund shares	446,008	23,721	457,452	1,158,044	2,339,980

Cost of mutual fund shares	$9,740	$514	$7,531	$19,517	$64,234

The accompanying notes are an integral part of these financial statements.
6

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2024
(In thousands, except number of shares)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class	Voya Global Insights Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$8,210	$536	$116	$36,898	$339
Total assets	8,210	536	116	36,898	339
Net assets	$8,210	$536	$116	$36,898	$339

Net assets
Accumulation units	$8,210	$536	$116	$36,898	$339
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,210	$536	$116	$36,898	$339

Total number of mutual fund shares	784,141	50,098	14,621	3,933,657	43,003

Cost of mutual fund shares	$8,180	$555	$149	$53,892	$527

	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,332	$209	$4,549	$276	$10,050
Total assets	4,332	209	4,549	276	10,050
Net assets	$4,332	$209	$4,549	$276	$10,050

Net assets
Accumulation units	$4,332	$209	$4,549	$276	$10,050
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,332	$209	$4,549	$276	$10,050

Total number of mutual fund shares	426,341	20,685	454,857	28,128	936,615

Cost of mutual fund shares	$4,358	$196	$4,845	$301	$10,276

The accompanying notes are an integral part of these financial statements.
7

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2024
(In thousands, except number of shares)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Aggressive Portfolio - Initial Class	Voya Solution Balanced Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$529	$5,744	$208	$10,653	$13,816
Total assets	529	5,744	208	10,653	13,816
Net assets	$529	$5,744	$208	$10,653	$13,816

Net assets
Accumulation units	$529	$5,744	$208	$10,653	$13,816
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$529	$5,744	$208	$10,653	$13,816

Total number of mutual fund shares	50,345	530,367	19,846	710,647	1,404,030

Cost of mutual fund shares	$525	$5,703	$209	$10,324	$13,478

	Voya Solution Conservative Portfolio - Initial Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,450	$1,672	$316	$3,800	$100
Total assets	3,450	1,672	316	3,800	100
Net assets	$3,450	$1,672	$316	$3,800	$100

Net assets
Accumulation units	$3,450	$1,672	$316	$3,800	$100
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,450	$1,672	$316	$3,800	$100

Total number of mutual fund shares	335,943	158,943	30,299	328,759	8,834

Cost of mutual fund shares	$3,387	$1,803	$331	$3,855	$103

The accompanying notes are an integral part of these financial statements.
8

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2024
(In thousands, except number of shares)

	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Invesco Comstock Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,405	$253	$2,140	$125	$6,696
Total assets	6,405	253	2,140	125	6,696
Net assets	$6,405	$253	$2,140	$125	$6,696

Net assets
Accumulation units	$6,405	$253	$2,140	$125	$6,696
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,405	$253	$2,140	$125	$6,696

Total number of mutual fund shares	239,427	10,751	124,792	7,801	323,342

Cost of mutual fund shares	$6,315	$264	$2,048	$130	$6,001

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$98	$12,169	$552	$6,673	$112
Total assets	98	12,169	552	6,673	112
Net assets	$98	$12,169	$552	$6,673	$112

Net assets
Accumulation units	$98	$12,169	$552	$6,673	$112
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$98	$12,169	$552	$6,673	$112

Total number of mutual fund shares	4,730	288,980	13,266	411,641	7,086

Cost of mutual fund shares	$85	$12,438	$568	$6,793	$108

The accompanying notes are an integral part of these financial statements.
9

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2024
(In thousands, except number of shares)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Growth and Income Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$55,788	$694	$13,516	$852	$7,845
Total assets	55,788	694	13,516	852	7,845
Net assets	$55,788	$694	$13,516	$852	$7,845

Net assets
Accumulation units	$55,785	$694	$13,516	$852	$7,845
Contracts in payout (annuitization)	3	—	—	—	—
Total net assets	$55,788	$694	$13,516	$852	$7,845

Total number of mutual fund shares	4,880,856	67,625	136,208	9,547	375,350

Cost of mutual fund shares	$53,631	$704	$11,731	$768	$8,599

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$10,757	$6,314	$7,123	$5,021	$10,824
Total assets	10,757	6,314	7,123	5,021	10,824
Net assets	$10,757	$6,314	$7,123	$5,021	$10,824

Net assets
Accumulation units	$10,757	$6,314	$7,123	$5,021	$10,824
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,757	$6,314	$7,123	$5,021	$10,824

Total number of mutual fund shares	922,598	208,853	334,741	220,434	973,355

Cost of mutual fund shares	$9,313	$5,161	$6,202	$4,444	$9,290

The accompanying notes are an integral part of these financial statements.
10

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2024
(In thousands, except number of shares)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$80,429	$11,754	$2,210	$16	$31,458
Total assets	80,429	11,754	2,210	16	31,458
Net assets	$80,429	$11,754	$2,210	$16	$31,458

Net assets
Accumulation units	$80,429	$11,754	$2,210	$16	$31,455
Contracts in payout (annuitization)	—	—	—	—	3
Total net assets	$80,429	$11,754	$2,210	$16	$31,458

Total number of mutual fund shares	979,531	279,261	46,859	1,017	5,331,785

Cost of mutual fund shares	$30,390	$5,882	$1,683	$14	$25,179

	Voya SmallCap Opportunities Portfolio - Class I	Wanger Acorn
Assets
Investments in mutual funds
at fair value	$14,332	$5,538
Total assets	14,332	5,538
Net assets	$14,332	$5,538

Net assets
Accumulation units	$14,332	$5,538
Contracts in payout (annuitization)	—	—
Total net assets	$14,332	$5,538

Total number of mutual fund shares	614,306	363,895

Cost of mutual fund shares	$13,847	$4,866

Note: The Statements of Assets and Liabilities were zero as of December 31, 2024 for the closed subaccounts listed in the Organization Note.

The accompanying notes are an integral part of these financial statements.
11

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Period or Year Ended December 31, 2024
(In thousands)

	Invesco V.I. Main Street Small Cap Fund® - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$102	$151	$80	$429
Expenses:
Mortality and expense risk charges	2	432	193	97	356
Net investment income (loss)	(2)	(330)	(42)	(17)	73

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	1,612	589	32	794
Capital gains distributions	6	710	618	—	1,410
Total realized gain (loss) on investments
and capital gains distributions	13	2,322	1,207	32	2,204
Net unrealized appreciation
(depreciation) of investments	8	5,992	1,603	126	1,020
Net realized and unrealized gain (loss)
on investments	21	8,314	2,810	158	3,224
Net increase (decrease) in net assets
resulting from operations	$19	$7,984	$2,768	$141	$3,297

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$179	$1,448	$231	$293	$38
Expenses:
Mortality and expense risk charges	1,367	1,611	65	115	56
Net investment income (loss)	(1,188)	(163)	166	178	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,979	12,223	—	(201)	(220)
Capital gains distributions	11,309	68	—	—	95
Total realized gain (loss) on investments
and capital gains distributions	17,288	12,291	—	(201)	(125)
Net unrealized appreciation
(depreciation) of investments	10,285	11,605	—	49	532
Net realized and unrealized gain (loss)
on investments	27,573	23,896	—	(152)	407
Net increase (decrease) in net assets
resulting from operations	$26,385	$23,733	$166	$26	$389

The accompanying notes are an integral part of these financial statements.
12

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Period or Year Ended December 31, 2024
(In thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$9	$11	$188	$144	$14
Expenses:
Mortality and expense risk charges	31	74	100	35	4
Net investment income (loss)	(22)	(63)	88	109	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	73	321	(115)	(68)	39
Capital gains distributions	210	244	—	—	55
Total realized gain (loss) on investments
and capital gains distributions	283	565	(115)	(68)	94
Net unrealized appreciation
(depreciation) of investments	17	625	83	133	(66)
Net realized and unrealized gain (loss)
on investments	300	1,190	(32)	65	28
Net increase (decrease) in net assets
resulting from operations	$278	$1,127	$56	$174	$38

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Institutional Class	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$9	$495	$7	$76	$335
Expenses:
Mortality and expense risk charges	3	150	3	22	70
Net investment income (loss)	6	345	4	54	265

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(363)	3	—	(117)
Capital gains distributions	—	—	—	1	—
Total realized gain (loss) on investments
and capital gains distributions	—	(363)	3	1	(117)
Net unrealized appreciation
(depreciation) of investments	—	168	7	—	139
Net realized and unrealized gain (loss)
on investments	—	(195)	10	1	22
Net increase (decrease) in net assets
resulting from operations	$6	$150	$14	$55	$287

The accompanying notes are an integral part of these financial statements.
13

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Period or Year Ended December 31, 2024
(In thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$80	$139	$38
Expenses:
Mortality and expense risk charges	645	28	68	42	41
Net investment income (loss)	(645)	(28)	12	97	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(658)	(107)	(550)	(26)	89
Capital gains distributions	—	—	237	—	228
Total realized gain (loss) on investments
and capital gains distributions	(658)	(107)	(313)	(26)	317
Net unrealized appreciation
(depreciation) of investments	14,200	706	988	29	286
Net realized and unrealized gain (loss)
on investments	13,542	599	675	3	603
Net increase (decrease) in net assets
resulting from operations	$12,897	$571	$687	$100	$600

	VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class 2	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$119	$135	$6	$51	$102
Expenses:
Mortality and expense risk charges	54	143	7	87	274
Net investment income (loss)	65	(8)	(1)	(36)	(172)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(129)	(62)	(5)	(145)	(386)
Capital gains distributions	—	1,069	54	—	—
Total realized gain (loss) on investments
and capital gains distributions	(129)	1,007	49	(145)	(386)
Net unrealized appreciation
(depreciation) of investments	35	391	18	235	2,356
Net realized and unrealized gain (loss)
on investments	(94)	1,398	67	90	1,970
Net increase (decrease) in net assets
resulting from operations	$(29)	$1,390	$66	$54	$1,798

The accompanying notes are an integral part of these financial statements.
14

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Period or Year Ended December 31, 2024
(In thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$1,666	$165	$9	$5	$—
Expenses:
Mortality and expense risk charges	971	119	7	2	520
Net investment income (loss)	695	46	2	3	(520)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	342	(292)	(14)	(16)	(1,320)
Capital gains distributions	838	403	24	—	21,048
Total realized gain (loss) on investments
and capital gains distributions	1,180	111	10	(16)	19,728
Net unrealized appreciation
(depreciation) of investments	5,389	670	37	8	(16,433)
Net realized and unrealized gain (loss)
on investments	6,569	781	47	(8)	3,295
Net increase (decrease) in net assets
resulting from operations	$7,264	$827	$49	$(5)	$2,775

	Voya Global Insights Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$211	$9	$107	$6
Expenses:
Mortality and expense risk charges	5	63	3	63	4
Net investment income (loss)	(5)	148	6	44	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(129)	(15)	(150)	(8)
Capital gains distributions	209	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	197	(129)	(15)	(150)	(8)
Net unrealized appreciation
(depreciation) of investments	(169)	240	20	418	23
Net realized and unrealized gain (loss)
on investments	28	111	5	268	15
Net increase (decrease) in net assets
resulting from operations	$23	$259	$11	$312	$17

The accompanying notes are an integral part of these financial statements.
15

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Period or Year Ended December 31, 2024
(In thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Aggressive Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$191	$6	$86	$3	$25
Expenses:
Mortality and expense risk charges	146	5	80	3	72
Net investment income (loss)	45	1	6	—	(47)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(91)	(9)	(60)	—	18
Capital gains distributions	—	—	—	—	32
Total realized gain (loss) on investments
and capital gains distributions	(91)	(9)	(60)	—	50
Net unrealized appreciation
(depreciation) of investments	1,095	40	748	24	328
Net realized and unrealized gain (loss)
on investments	1,004	31	688	24	378
Net increase (decrease) in net assets
resulting from operations	$1,049	$32	$694	$24	$331

	Voya Solution Balanced Portfolio - Initial Class	Voya Solution Conservative Portfolio - Initial Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$73	$14	$51	$8	$65
Expenses:
Mortality and expense risk charges	94	23	25	4	55
Net investment income (loss)	(21)	(9)	26	4	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	1	(58)	(6)	(109)
Capital gains distributions	—	—	—	—	115
Total realized gain (loss) on investments
and capital gains distributions	13	1	(58)	(6)	6
Net unrealized appreciation
(depreciation) of investments	337	63	120	17	240
Net realized and unrealized gain (loss)
on investments	350	64	62	11	246
Net increase (decrease) in net assets
resulting from operations	$329	$55	$88	$15	$256

The accompanying notes are an integral part of these financial statements.
16

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Period or Year Ended December 31, 2024
(In thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$10	$—
Expenses:
Mortality and expense risk charges	1	97	4	31	2
Net investment income (loss)	—	(97)	(4)	(21)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(171)	(8)	(45)	(1)
Capital gains distributions	3	277	11	39	2
Total realized gain (loss) on investments
and capital gains distributions	3	106	3	(6)	1
Net unrealized appreciation
(depreciation) of investments	3	220	8	452	23
Net realized and unrealized gain (loss)
on investments	6	326	11	446	24
Net increase (decrease) in net assets
resulting from operations	$6	$229	$7	$425	$22

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$119	$2	$409	$18	$71
Expenses:
Mortality and expense risk charges	93	1	173	8	95
Net investment income (loss)	26	1	236	10	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	253	3	(36)	(13)	(214)
Capital gains distributions	591	9	836	36	331
Total realized gain (loss) on investments
and capital gains distributions	844	12	800	23	117
Net unrealized appreciation
(depreciation) of investments	(43)	—	192	20	716
Net realized and unrealized gain (loss)
on investments	801	12	992	43	833
Net increase (decrease) in net assets
resulting from operations	$827	$13	$1,228	$53	$809

The accompanying notes are an integral part of these financial statements.
17

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Period or Year Ended December 31, 2024
(In thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	2	752	9	182	11
Net investment income (loss)	(1)	(752)	(9)	(182)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	203	(4)	136	(1)
Capital gains distributions	7	5,369	69	1,266	86
Total realized gain (loss) on investments
and capital gains distributions	(2)	5,572	65	1,402	85
Net unrealized appreciation
(depreciation) of investments	20	5,888	69	1,931	121
Net realized and unrealized gain (loss)
on investments	18	11,460	134	3,333	206
Net increase (decrease) in net assets
resulting from operations	$17	$10,708	$125	$3,151	$195

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$144	$190	$356	$65	$301
Expenses:
Mortality and expense risk charges	28	82	105	105	152
Net investment income (loss)	116	108	251	(40)	149

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(313)	318	(219)	(251)	210
Capital gains distributions	38	186	140	1,002	365
Total realized gain (loss) on investments
and capital gains distributions	(275)	504	(79)	751	575
Net unrealized appreciation
(depreciation) of investments	356	505	1,042	775	436
Net realized and unrealized gain (loss)
on investments	81	1,009	963	1,526	1,011
Net increase (decrease) in net assets
resulting from operations	$197	$1,117	$1,214	$1,486	$1,160

The accompanying notes are an integral part of these financial statements.
18

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Period or Year Ended December 31, 2024
(In thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$53	$75	$63	$335	$306
Expenses:
Mortality and expense risk charges	86	101	71	164	1,058
Net investment income (loss)	(33)	(26)	(8)	171	(752)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	56	(38)	(85)	340	8,678
Capital gains distributions	282	229	166	—	2,687
Total realized gain (loss) on investments
and capital gains distributions	338	191	81	340	11,365
Net unrealized appreciation
(depreciation) of investments	979	751	282	(280)	10,578
Net realized and unrealized gain (loss)
on investments	1,317	942	363	60	21,943
Net increase (decrease) in net assets
resulting from operations	$1,284	$916	$355	$231	$21,191

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$124	$3	$—	$—	$94
Expenses:
Mortality and expense risk charges	163	30	—	441	191
Net investment income (loss)	(39)	(27)	—	(441)	(97)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,355	90	—	(6,864)	(81)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,355	90	—	(6,864)	(81)
Net unrealized appreciation
(depreciation) of investments	1,274	323	1	11,509	2,233
Net realized and unrealized gain (loss)
on investments	2,629	413	1	4,645	2,152
Net increase (decrease) in net assets
resulting from operations	$2,590	$386	$1	$4,204	$2,055

The accompanying notes are an integral part of these financial statements.
19

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Period or Year Ended December 31, 2024
(In thousands)

Wanger Acorn
Net investment income (loss)
Investment income:
Dividends	$—
Expenses:
Mortality and expense risk charges	79
Net investment income (loss)	(79)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(470)
Capital gains distributions	—
Total realized gain (loss) on investments
and capital gains distributions	(470)
Net unrealized appreciation
(depreciation) of investments	1,220
Net realized and unrealized gain (loss)
on investments	750
Net increase (decrease) in net assets
resulting from operations	$671
The accompanying notes are an integral part of these financial statements.
20

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Invesco V.I. Main Street Small Cap Fund® - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2023	$215	$21,534	$11,090	$6,209	$25,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(257)	(4)	(6)	115
Total realized gain (loss) on investments
and capital gains distributions	(4)	1,887	893	(127)	740
Net unrealized appreciation
(depreciation) of investments	34	6,052	1,702	1,007	1,288
Net increase (decrease) in net assets
resulting from operations	29	7,682	2,591	874	2,143
Changes from principal transactions:
Premiums	3	660	353	303	303
Death benefits	—	(63)	(29)	(26)	(61)
Surrenders & withdrawals	(46)	(1,885)	(1,330)	(507)	(2,717)
Cost of insurance & administrative charges	(1)	(14)	(8)	(3)	(9)
Transfers between subaccounts (including
fixed account), net	1	(120)	(4)	(37)	(231)
Increase (decrease) in net assets
derived from principal transactions	(43)	(1,422)	(1,018)	(270)	(2,715)
Total increase (decrease) in net assets	(14)	6,260	1,573	604	(572)
Net assets at December 31, 2023	201	27,794	12,663	6,813	24,703

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(330)	(42)	(17)	73
Total realized gain (loss) on investments
and capital gains distributions	13	2,322	1,207	32	2,204
Net unrealized appreciation
(depreciation) of investments	8	5,992	1,603	126	1,020
Net increase (decrease) in net assets
resulting from operations	19	7,984	2,768	141	3,297
Changes from principal transactions:
Premiums	3	665	354	297	253
Death benefits	—	(13)	(6)	(5)	(78)
Surrenders & withdrawals	(45)	(3,225)	(1,555)	(882)	(3,688)
Cost of insurance & administrative charges	(1)	(13)	(8)	(3)	(8)
Transfers between subaccounts (including
fixed account), net	—	(236)	17	(9)	(73)
Increase (decrease) in net assets
derived from principal transactions	(43)	(2,822)	(1,198)	(602)	(3,594)
Total increase (decrease) in net assets	(24)	5,162	1,570	(461)	(297)
Net assets at December 31, 2024	$177	$32,956	$14,233	$6,352	$24,406

The accompanying notes are an integral part of these financial statements.
21

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2023	$71,852	$93,304	$5,227	$9,191	$4,089

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(731)	57	176	100	(35)
Total realized gain (loss) on investments
and capital gains distributions	6,889	8,119	—	(208)	(1)
Net unrealized appreciation
(depreciation) of investments	15,611	13,737	—	509	457
Net increase (decrease) in net assets
resulting from operations	21,769	21,913	176	401	421
Changes from principal transactions:
Premiums	1,185	1,405	89	302	117
Death benefits	(380)	(480)	(584)	(83)	(109)
Surrenders & withdrawals	(7,524)	(8,658)	(2,164)	(890)	(409)
Cost of insurance & administrative charges	(27)	(41)	(3)	(5)	(2)
Transfers between subaccounts (including
fixed account), net	(782)	(38)	1,781	(11)	(1)
Increase (decrease) in net assets
derived from principal transactions	(7,528)	(7,812)	(881)	(687)	(404)
Total increase (decrease) in net assets	14,241	14,101	(705)	(286)	17
Net assets at December 31, 2023	86,093	107,405	4,522	8,905	4,106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,188)	(163)	166	178	(18)
Total realized gain (loss) on investments
and capital gains distributions	17,288	12,291	—	(201)	(125)
Net unrealized appreciation
(depreciation) of investments	10,285	11,605	—	49	532
Net increase (decrease) in net assets
resulting from operations	26,385	23,733	166	26	389
Changes from principal transactions:
Premiums	1,094	1,478	136	279	99
Death benefits	(499)	(680)	(5)	(16)	(2)
Surrenders & withdrawals	(12,364)	(13,772)	(4,250)	(1,429)	(637)
Cost of insurance & administrative charges	(24)	(37)	(3)	(4)	(2)
Transfers between subaccounts (including
fixed account), net	(385)	(245)	3,457	526	(39)
Increase (decrease) in net assets
derived from principal transactions	(12,178)	(13,256)	(665)	(644)	(581)
Total increase (decrease) in net assets	14,207	10,477	(499)	(618)	(192)
Net assets at December 31, 2024	$100,300	$117,882	$4,023	$8,287	$3,914

The accompanying notes are an integral part of these financial statements.
22

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net assets at January 1, 2023	$2,092	$3,936	$8,747	$2,673	$435

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(46)	132	110	2
Total realized gain (loss) on investments
and capital gains distributions	79	111	(100)	(37)	4
Net unrealized appreciation
(depreciation) of investments	215	919	144	172	56
Net increase (decrease) in net assets
resulting from operations	275	984	176	245	62
Changes from principal transactions:
Premiums	73	77	279	103	—
Death benefits	—	(2)	(41)	(66)	—
Surrenders & withdrawals	(205)	(116)	(1,281)	(168)	(10)
Cost of insurance & administrative charges	(1)	(2)	(9)	(1)	—
Transfers between subaccounts (including
fixed account), net	(61)	(4)	55	(115)	—
Increase (decrease) in net assets
derived from principal transactions	(194)	(47)	(997)	(247)	(10)
Total increase (decrease) in net assets	81	937	(821)	(2)	52
Net assets at December 31, 2023	2,173	4,873	7,926	2,671	487

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(63)	88	109	10
Total realized gain (loss) on investments
and capital gains distributions	283	565	(115)	(68)	94
Net unrealized appreciation
(depreciation) of investments	17	625	83	133	(66)
Net increase (decrease) in net assets
resulting from operations	278	1,127	56	174	38
Changes from principal transactions:
Premiums	59	84	239	94	—
Death benefits	(1)	—	—	—	—
Surrenders & withdrawals	(436)	(636)	(1,684)	(374)	(41)
Cost of insurance & administrative charges	(1)	(2)	(8)	(1)	—
Transfers between subaccounts (including
fixed account), net	(19)	(117)	(21)	(133)	(484)
Increase (decrease) in net assets
derived from principal transactions	(398)	(671)	(1,474)	(414)	(525)
Total increase (decrease) in net assets	(120)	456	(1,418)	(240)	(487)
Net assets at December 31, 2024	$2,053	$5,329	$6,508	$2,431	$—

The accompanying notes are an integral part of these financial statements.
23

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Institutional Class	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class
Net assets at January 1, 2023	$201	$11,706	$—	$1,580	$4,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	313	—	55	257
Total realized gain (loss) on investments
and capital gains distributions	—	(351)	—	—	(72)
Net unrealized appreciation
(depreciation) of investments	—	673	—	—	319
Net increase (decrease) in net assets
resulting from operations	6	635	—	55	504
Changes from principal transactions:
Premiums	—	416	—	52	166
Death benefits	—	(95)	—	(3)	(19)
Surrenders & withdrawals	(9)	(1,428)	—	(464)	(359)
Cost of insurance & administrative charges	—	(6)	—	(1)	(3)
Transfers between subaccounts (including
fixed account), net	—	141	—	443	(27)
Increase (decrease) in net assets
derived from principal transactions	(9)	(972)	—	27	(242)
Total increase (decrease) in net assets	(3)	(337)	—	82	262
Net assets at December 31, 2023	198	11,369	—	1,662	5,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	345	4	54	265
Total realized gain (loss) on investments
and capital gains distributions	—	(363)	3	1	(117)
Net unrealized appreciation
(depreciation) of investments	—	168	7	—	139
Net increase (decrease) in net assets
resulting from operations	6	150	14	55	287
Changes from principal transactions:
Premiums	—	388	—	134	149
Death benefits	—	(4)	—	(1)	(24)
Surrenders & withdrawals	(199)	(2,074)	(3)	(483)	(842)
Cost of insurance & administrative charges	—	(5)	—	(1)	(2)
Transfers between subaccounts (including
fixed account), net	—	110	289	393	117
Increase (decrease) in net assets
derived from principal transactions	(199)	(1,585)	286	42	(602)
Total increase (decrease) in net assets	(193)	(1,435)	300	97	(315)
Net assets at December 31, 2024	$5	$9,934	$300	$1,759	$4,804

The accompanying notes are an integral part of these financial statements.
24

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net assets at January 1, 2023	$32,771	$1,488	$4,461	$3,150	$2,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(517)	(23)	1	74	5
Total realized gain (loss) on investments
and capital gains distributions	(2,237)	(133)	(590)	(23)	271
Net unrealized appreciation
(depreciation) of investments	13,992	659	1,106	42	255
Net increase (decrease) in net assets
resulting from operations	11,238	503	517	93	531
Changes from principal transactions:
Premiums	344	24	106	82	76
Death benefits	(123)	—	(1)	(6)	—
Surrenders & withdrawals	(3,293)	(135)	(315)	(310)	(235)
Cost of insurance & administrative charges	(16)	(5)	(2)	(2)	(2)
Transfers between subaccounts (including
fixed account), net	(167)	(5)	(76)	59	55
Increase (decrease) in net assets
derived from principal transactions	(3,255)	(121)	(288)	(177)	(106)
Total increase (decrease) in net assets	7,983	382	229	(84)	425
Net assets at December 31, 2023	40,754	1,870	4,690	3,066	2,701

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(645)	(28)	12	97	(3)
Total realized gain (loss) on investments
and capital gains distributions	(658)	(107)	(313)	(26)	317
Net unrealized appreciation
(depreciation) of investments	14,200	706	988	29	286
Net increase (decrease) in net assets
resulting from operations	12,897	571	687	100	600
Changes from principal transactions:
Premiums	344	22	105	73	78
Death benefits	(139)	—	—	(24)	—
Surrenders & withdrawals	(4,451)	(302)	(575)	(349)	(335)
Cost of insurance & administrative charges	(15)	(6)	(2)	(1)	(3)
Transfers between subaccounts (including
fixed account), net	(303)	(18)	(137)	114	44
Increase (decrease) in net assets
derived from principal transactions	(4,564)	(304)	(609)	(187)	(216)
Total increase (decrease) in net assets	8,333	267	78	(87)	384
Net assets at December 31, 2024	$49,087	$2,137	$4,768	$2,979	$3,085

The accompanying notes are an integral part of these financial statements.
25

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class 2	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net assets at January 1, 2023	$3,960	$9,762	$363	$6,816	$19,373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	42	1	18	(197)
Total realized gain (loss) on investments
and capital gains distributions	(39)	323	22	(472)	402
Net unrealized appreciation
(depreciation) of investments	429	627	16	773	1,767
Net increase (decrease) in net assets
resulting from operations	415	992	39	319	1,972
Changes from principal transactions:
Premiums	160	148	3	271	242
Death benefits	(7)	(42)	—	(102)	(53)
Surrenders & withdrawals	(350)	(907)	(4)	(843)	(1,791)
Cost of insurance & administrative charges	(2)	(4)	(1)	(3)	(7)
Transfers between subaccounts (including
fixed account), net	(20)	(72)	70	(111)	(251)
Increase (decrease) in net assets
derived from principal transactions	(219)	(877)	68	(788)	(1,860)
Total increase (decrease) in net assets	196	115	107	(469)	112
Net assets at December 31, 2023	4,156	9,877	470	6,347	19,485

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	(8)	(1)	(36)	(172)
Total realized gain (loss) on investments
and capital gains distributions	(129)	1,007	49	(145)	(386)
Net unrealized appreciation
(depreciation) of investments	35	391	18	235	2,356
Net increase (decrease) in net assets
resulting from operations	(29)	1,390	66	54	1,798
Changes from principal transactions:
Premiums	136	168	3	228	225
Death benefits	(1)	(39)	—	(2)	(63)
Surrenders & withdrawals	(616)	(1,334)	(11)	(958)	(2,196)
Cost of insurance & administrative charges	(2)	(4)	(1)	(2)	(6)
Transfers between subaccounts (including
fixed account), net	(108)	4	—	42	(147)
Increase (decrease) in net assets
derived from principal transactions	(591)	(1,205)	(9)	(692)	(2,187)
Total increase (decrease) in net assets	(620)	185	57	(638)	(389)
Net assets at December 31, 2024	$3,536	$10,062	$527	$5,709	$19,096

The accompanying notes are an integral part of these financial statements.
26

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class
Net assets at January 1, 2023	$68,989	$8,013	$520	$153	$31,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	404	65	3	3	(475)
Total realized gain (loss) on investments
and capital gains distributions	6,875	165	10	(2)	5,111
Net unrealized appreciation
(depreciation) of investments	3,665	386	24	6	4,666
Net increase (decrease) in net assets
resulting from operations	10,944	616	37	7	9,302
Changes from principal transactions:
Premiums	2,079	254	9	4	605
Death benefits	(802)	(33)	—	—	(160)
Surrenders & withdrawals	(9,918)	(727)	(47)	(6)	(3,457)
Cost of insurance & administrative charges	(43)	(3)	(2)	(1)	(14)
Transfers between subaccounts (including
fixed account), net	(684)	71	1	1	(250)
Increase (decrease) in net assets
derived from principal transactions	(9,368)	(438)	(39)	(2)	(3,276)
Total increase (decrease) in net assets	1,576	178	(2)	5	6,026
Net assets at December 31, 2023	70,565	8,191	518	158	37,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	695	46	2	3	(520)
Total realized gain (loss) on investments
and capital gains distributions	1,180	111	10	(16)	19,728
Net unrealized appreciation
(depreciation) of investments	5,389	670	37	8	(16,433)
Net increase (decrease) in net assets
resulting from operations	7,264	827	49	(5)	2,775
Changes from principal transactions:
Premiums	1,777	200	7	3	518
Death benefits	(336)	(14)	—	—	(181)
Surrenders & withdrawals	(12,858)	(1,025)	(37)	(43)	(3,956)
Cost of insurance & administrative charges	(39)	(3)	(2)	—	(12)
Transfers between subaccounts (including
fixed account), net	(222)	34	1	3	504
Increase (decrease) in net assets
derived from principal transactions	(11,678)	(808)	(31)	(37)	(3,127)
Total increase (decrease) in net assets	(4,414)	19	18	(42)	(352)
Net assets at December 31, 2024	$66,151	$8,210	$536	$116	$36,898

The accompanying notes are an integral part of these financial statements.
27

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Voya Global Insights Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class
Net assets at January 1, 2023	$376	$4,341	$222	$4,698	$254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	137	7	71	3
Total realized gain (loss) on investments
and capital gains distributions	14	(169)	(2)	(181)	(1)
Net unrealized appreciation
(depreciation) of investments	93	588	24	646	27
Net increase (decrease) in net assets
resulting from operations	102	556	29	536	29
Changes from principal transactions:
Premiums	7	135	4	242	6
Death benefits	—	(19)	—	—	—
Surrenders & withdrawals	(98)	(451)	(6)	(691)	(5)
Cost of insurance & administrative charges	(1)	(1)	(1)	(2)	(1)
Transfers between subaccounts (including
fixed account), net	—	(18)	1	(169)	(6)
Increase (decrease) in net assets
derived from principal transactions	(92)	(354)	(2)	(620)	(6)
Total increase (decrease) in net assets	10	202	27	(84)	23
Net assets at December 31, 2023	386	4,543	249	4,614	277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	148	6	44	2
Total realized gain (loss) on investments
and capital gains distributions	197	(129)	(15)	(150)	(8)
Net unrealized appreciation
(depreciation) of investments	(169)	240	20	418	23
Net increase (decrease) in net assets
resulting from operations	23	259	11	312	17
Changes from principal transactions:
Premiums	6	130	4	190	5
Death benefits	—	(2)	—	(2)	—
Surrenders & withdrawals	(71)	(611)	(55)	(718)	(25)
Cost of insurance & administrative charges	(1)	(1)	(1)	(2)	(1)
Transfers between subaccounts (including
fixed account), net	(4)	14	1	155	3
Increase (decrease) in net assets
derived from principal transactions	(70)	(470)	(51)	(377)	(18)
Total increase (decrease) in net assets	(47)	(211)	(40)	(65)	(1)
Net assets at December 31, 2024	$339	$4,332	$209	$4,549	$276

The accompanying notes are an integral part of these financial statements.
28

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Aggressive Portfolio - Initial Class
Net assets at January 1, 2023	$8,919	$292	$4,477	$157	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	204	7	102	4	—
Total realized gain (loss) on investments
and capital gains distributions	(18)	2	181	7	—
Net unrealized appreciation
(depreciation) of investments	1,227	38	561	18	—
Net increase (decrease) in net assets
resulting from operations	1,413	47	844	29	—
Changes from principal transactions:
Premiums	328	7	288	—	—
Death benefits	—	—	—	—	—
Surrenders & withdrawals	(633)	(13)	(155)	—	—
Cost of insurance & administrative charges	(5)	(1)	(4)	(1)	—
Transfers between subaccounts (including
fixed account), net	107	5	6	1	—
Increase (decrease) in net assets
derived from principal transactions	(203)	(2)	135	—	—
Total increase (decrease) in net assets	1,210	45	979	29	—
Net assets at December 31, 2023	10,129	337	5,456	186	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	1	6	—	(47)
Total realized gain (loss) on investments
and capital gains distributions	(91)	(9)	(60)	—	50
Net unrealized appreciation
(depreciation) of investments	1,095	40	748	24	328
Net increase (decrease) in net assets
resulting from operations	1,049	32	694	24	331
Changes from principal transactions:
Premiums	317	7	251	—	160
Death benefits	(9)	—	—	—	(2)
Surrenders & withdrawals	(1,270)	(80)	(747)	—	(827)
Cost of insurance & administrative charges	(4)	(1)	(4)	(1)	(6)
Transfers between subaccounts (including
fixed account), net	(162)	234	94	(1)	10,997
Increase (decrease) in net assets
derived from principal transactions	(1,128)	160	(406)	(2)	10,322
Total increase (decrease) in net assets	(79)	192	288	22	10,653
Net assets at December 31, 2024	$10,050	$529	$5,744	$208	$10,653

The accompanying notes are an integral part of these financial statements.
29

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Voya Solution Balanced Portfolio - Initial Class	Voya Solution Conservative Portfolio - Initial Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net assets at January 1, 2023	$—	$—	$2,208	$378	$4,239

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	37	7	33
Total realized gain (loss) on investments
and capital gains distributions	—	—	(45)	(18)	474
Net unrealized appreciation
(depreciation) of investments	—	—	195	43	(219)
Net increase (decrease) in net assets
resulting from operations	—	—	187	32	288
Changes from principal transactions:
Premiums	—	—	42	—	125
Death benefits	—	—	—	—	(1)
Surrenders & withdrawals	—	—	(454)	(66)	(553)
Cost of insurance & administrative charges	—	—	(1)	(1)	(1)
Transfers between subaccounts (including
fixed account), net	—	—	(1)	(1)	77
Increase (decrease) in net assets
derived from principal transactions	—	—	(414)	(68)	(353)
Total increase (decrease) in net assets	—	—	(227)	(36)	(65)
Net assets at December 31, 2023	—	—	1,981	342	4,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	(9)	26	4	10
Total realized gain (loss) on investments
and capital gains distributions	13	1	(58)	(6)	6
Net unrealized appreciation
(depreciation) of investments	337	63	120	17	240
Net increase (decrease) in net assets
resulting from operations	329	55	88	15	256
Changes from principal transactions:
Premiums	158	44	37	—	118
Death benefits	(3)	—	—	—	—
Surrenders & withdrawals	(1,423)	(156)	(452)	(40)	(653)
Cost of insurance & administrative charges	(5)	(2)	(1)	(1)	(1)
Transfers between subaccounts (including
fixed account), net	14,760	3,509	19	—	(94)
Increase (decrease) in net assets
derived from principal transactions	13,487	3,395	(397)	(41)	(630)
Total increase (decrease) in net assets	13,816	3,450	(309)	(26)	(374)
Net assets at December 31, 2024	$13,816	$3,450	$1,672	$316	$3,800
The accompanying notes are an integral part of these financial statements.
30

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net assets at January 1, 2023	$87	$6,800	$232	$1,625	$82

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(100)	(4)	5	1
Total realized gain (loss) on investments
and capital gains distributions	9	337	14	523	28
Net unrealized appreciation
(depreciation) of investments	(4)	658	20	(52)	(4)
Net increase (decrease) in net assets
resulting from operations	6	895	30	476	25
Changes from principal transactions:
Premiums	3	196	6	40	—
Death benefits	—	(24)	—	(6)	—
Surrenders & withdrawals	(6)	(551)	(1)	(151)	(1)
Cost of insurance & administrative charges	—	(3)	(1)	(1)	—
Transfers between subaccounts (including
fixed account), net	1	25	1	34	(2)
Increase (decrease) in net assets
derived from principal transactions	(2)	(357)	5	(84)	(3)
Total increase (decrease) in net assets	4	538	35	392	22
Net assets at December 31, 2023	91	7,338	267	2,017	104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(97)	(4)	(21)	(2)
Total realized gain (loss) on investments
and capital gains distributions	3	106	3	(6)	1
Net unrealized appreciation
(depreciation) of investments	3	220	8	452	23
Net increase (decrease) in net assets
resulting from operations	6	229	7	425	22
Changes from principal transactions:
Premiums	3	149	5	34	—
Death benefits	—	(7)	—	(3)	—
Surrenders & withdrawals	—	(1,123)	(20)	(371)	(1)
Cost of insurance & administrative charges	—	(2)	(1)	(1)	—
Transfers between subaccounts (including
fixed account), net	—	(179)	(5)	39	—
Increase (decrease) in net assets
derived from principal transactions	3	(1,162)	(21)	(302)	(1)
Total increase (decrease) in net assets	9	(933)	(14)	123	21
Net assets at December 31, 2024	$100	$6,405	$253	$2,140	$125

The accompanying notes are an integral part of these financial statements.
31

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Net assets at January 1, 2023	$6,620	$120	$12,411	$748	$6,772

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	1	99	3	(8)
Total realized gain (loss) on investments
and capital gains distributions	1,025	24	440	26	386
Net unrealized appreciation
(depreciation) of investments	(407)	(14)	451	22	211
Net increase (decrease) in net assets
resulting from operations	657	11	990	51	589
Changes from principal transactions:
Premiums	162	1	202	18	130
Death benefits	(23)	—	(87)	—	(7)
Surrenders & withdrawals	(690)	(33)	(1,300)	(175)	(659)
Cost of insurance & administrative charges	(3)	—	(6)	(2)	(2)
Transfers between subaccounts (including
fixed account), net	(35)	(1)	(43)	1	(63)
Increase (decrease) in net assets
derived from principal transactions	(589)	(33)	(1,234)	(158)	(601)
Total increase (decrease) in net assets	68	(22)	(244)	(107)	(12)
Net assets at December 31, 2023	6,688	98	12,167	641	6,760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	1	236	10	(24)
Total realized gain (loss) on investments
and capital gains distributions	844	12	800	23	117
Net unrealized appreciation
(depreciation) of investments	(43)	—	192	20	716
Net increase (decrease) in net assets
resulting from operations	827	13	1,228	53	809
Changes from principal transactions:
Premiums	156	1	185	17	110
Death benefits	(1)	—	(55)	—	(31)
Surrenders & withdrawals	(1,061)	(12)	(1,303)	(159)	(931)
Cost of insurance & administrative charges	(3)	—	(6)	(2)	(2)
Transfers between subaccounts (including
fixed account), net	90	(2)	(47)	2	(42)
Increase (decrease) in net assets
derived from principal transactions	(819)	(13)	(1,226)	(142)	(896)
Total increase (decrease) in net assets	8	—	2	(89)	(87)
Net assets at December 31, 2024	$6,696	$98	$12,169	$552	$6,673

The accompanying notes are an integral part of these financial statements.
32

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Net assets at January 1, 2023	$133	$46,696	$524	$8,730	$592

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(684)	(8)	(145)	(10)
Total realized gain (loss) on investments
and capital gains distributions	13	(918)	(3)	63	(16)
Net unrealized appreciation
(depreciation) of investments	—	10,249	109	3,809	275
Net increase (decrease) in net assets
resulting from operations	12	8,647	98	3,727	249
Changes from principal transactions:
Premiums	3	533	11	284	6
Death benefits	—	(249)	—	(37)	—
Surrenders & withdrawals	(2)	(3,866)	(23)	(794)	(90)
Cost of insurance & administrative charges	—	(19)	(2)	(4)	(2)
Transfers between subaccounts (including
fixed account), net	—	(508)	4	(220)	1
Increase (decrease) in net assets
derived from principal transactions	1	(4,109)	(10)	(771)	(85)
Total increase (decrease) in net assets	13	4,538	88	2,956	164
Net assets at December 31, 2023	146	51,234	612	11,686	756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(752)	(9)	(182)	(11)
Total realized gain (loss) on investments
and capital gains distributions	(2)	5,572	65	1,402	85
Net unrealized appreciation
(depreciation) of investments	20	5,888	69	1,931	121
Net increase (decrease) in net assets
resulting from operations	17	10,708	125	3,151	195
Changes from principal transactions:
Premiums	3	514	13	271	7
Death benefits	—	(228)	—	(4)	—
Surrenders & withdrawals	(53)	(6,550)	(44)	(1,550)	(71)
Cost of insurance & administrative charges	—	(16)	(2)	(4)	(2)
Transfers between subaccounts (including
fixed account), net	(1)	126	(10)	(34)	(33)
Increase (decrease) in net assets
derived from principal transactions	(51)	(6,154)	(43)	(1,321)	(99)
Total increase (decrease) in net assets	(34)	4,554	82	1,830	96
Net assets at December 31, 2024	$112	$55,788	$694	$13,516	$852

The accompanying notes are an integral part of these financial statements.
33

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I
Net assets at January 1, 2023	$4,617	$10,065	$13,333	$6,032	$10,845

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	217	360	(18)	164
Total realized gain (loss) on investments
and capital gains distributions	(144)	495	428	222	482
Net unrealized appreciation
(depreciation) of investments	478	924	1,059	1,283	(128)
Net increase (decrease) in net assets
resulting from operations	421	1,636	1,847	1,487	518
Changes from principal transactions:
Premiums	137	467	466	79	206
Death benefits	(21)	(31)	(2)	(24)	(142)
Surrenders & withdrawals	(860)	(1,239)	(1,551)	(676)	(913)
Cost of insurance & administrative charges	(4)	(12)	(12)	(3)	(5)
Transfers between subaccounts (including
fixed account), net	(331)	(242)	(79)	17	(61)
Increase (decrease) in net assets
derived from principal transactions	(1,079)	(1,057)	(1,178)	(607)	(915)
Total increase (decrease) in net assets	(658)	579	669	880	(397)
Net assets at December 31, 2023	3,959	10,644	14,002	6,912	10,448

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	108	251	(40)	149
Total realized gain (loss) on investments
and capital gains distributions	(275)	504	(79)	751	575
Net unrealized appreciation
(depreciation) of investments	356	505	1,042	775	436
Net increase (decrease) in net assets
resulting from operations	197	1,117	1,214	1,486	1,160
Changes from principal transactions:
Premiums	61	237	241	73	194
Death benefits	(8)	(6)	(5)	(13)	(9)
Surrenders & withdrawals	(486)	(585)	(694)	(614)	(1,191)
Cost of insurance & administrative charges	(2)	(6)	(6)	(3)	(4)
Transfers between subaccounts (including
fixed account), net	(3,721)	(11,401)	(14,752)	4	159
Increase (decrease) in net assets
derived from principal transactions	(4,156)	(11,761)	(15,216)	(553)	(851)
Total increase (decrease) in net assets	(3,959)	(10,644)	(14,002)	933	309
Net assets at December 31, 2024	$—	$—	$—	$7,845	$10,757

The accompanying notes are an integral part of these financial statements.
34

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net assets at January 1, 2023	$4,764	$6,696	$4,767	$11,188	$51,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(21)	(17)	416	(549)
Total realized gain (loss) on investments
and capital gains distributions	120	188	(33)	140	7,525
Net unrealized appreciation
(depreciation) of investments	1,008	829	780	1,172	14,713
Net increase (decrease) in net assets
resulting from operations	1,105	996	730	1,728	21,689
Changes from principal transactions:
Premiums	105	196	190	269	519
Death benefits	—	(15)	(23)	(6)	(179)
Surrenders & withdrawals	(381)	(688)	(573)	(1,105)	(4,857)
Cost of insurance & administrative charges	(2)	(3)	(2)	(5)	(24)
Transfers between subaccounts (including
fixed account), net	(81)	(84)	(15)	(162)	(177)
Increase (decrease) in net assets
derived from principal transactions	(359)	(594)	(423)	(1,009)	(4,718)
Total increase (decrease) in net assets	746	402	307	719	16,971
Net assets at December 31, 2023	5,510	7,098	5,074	11,907	68,170

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(26)	(8)	171	(752)
Total realized gain (loss) on investments
and capital gains distributions	338	191	81	340	11,365
Net unrealized appreciation
(depreciation) of investments	979	751	282	(280)	10,578
Net increase (decrease) in net assets
resulting from operations	1,284	916	355	231	21,191
Changes from principal transactions:
Premiums	102	175	186	271	464
Death benefits	—	(5)	—	(22)	(606)
Surrenders & withdrawals	(403)	(745)	(495)	(1,515)	(7,711)
Cost of insurance & administrative charges	(2)	(3)	(1)	(4)	(21)
Transfers between subaccounts (including
fixed account), net	(177)	(313)	(98)	(44)	(1,058)
Increase (decrease) in net assets
derived from principal transactions	(480)	(891)	(408)	(1,314)	(8,932)
Total increase (decrease) in net assets	804	25	(53)	(1,083)	12,259
Net assets at December 31, 2024	$6,314	$7,123	$5,021	$10,824	$80,429

The accompanying notes are an integral part of these financial statements.
35

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2023	$9,125	$1,889	$13	$27,684	$11,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(24)	—	(410)	(167)
Total realized gain (loss) on investments
and capital gains distributions	791	12	—	(4,751)	(582)
Net unrealized appreciation
(depreciation) of investments	1,637	434	2	10,994	2,843
Net increase (decrease) in net assets
resulting from operations	2,417	422	2	5,833	2,094
Changes from principal transactions:
Premiums	150	75	—	339	217
Death benefits	(79)	(5)	—	(144)	(57)
Surrenders & withdrawals	(877)	(227)	—	(2,293)	(1,070)
Cost of insurance & administrative charges	(4)	(1)	—	(12)	(6)
Transfers between subaccounts (including
fixed account), net	(50)	(31)	—	(57)	(128)
Increase (decrease) in net assets
derived from principal transactions	(860)	(189)	—	(2,167)	(1,044)
Total increase (decrease) in net assets	1,557	233	2	3,666	1,050
Net assets at December 31, 2023	10,682	2,122	15	31,350	12,499

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	(27)	—	(441)	(97)
Total realized gain (loss) on investments
and capital gains distributions	1,355	90	—	(6,864)	(81)
Net unrealized appreciation
(depreciation) of investments	1,274	323	1	11,509	2,233
Net increase (decrease) in net assets
resulting from operations	2,590	386	1	4,204	2,055
Changes from principal transactions:
Premiums	140	68	—	343	190
Death benefits	(135)	—	—	(10)	(8)
Surrenders & withdrawals	(1,523)	(357)	—	(4,204)	(1,071)
Cost of insurance & administrative charges	(3)	(1)	—	(11)	(5)
Transfers between subaccounts (including
fixed account), net	3	(8)	—	(214)	672
Increase (decrease) in net assets
derived from principal transactions	(1,518)	(298)	—	(4,096)	(222)
Total increase (decrease) in net assets	1,072	88	1	108	1,833
Net assets at December 31, 2024	$11,754	$2,210	$16	$31,458	$14,332

The accompanying notes are an integral part of these financial statements.
36

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2024 and 2023
(In thousands)

Wanger Acorn
Net assets at January 1, 2023	$2,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(66)
Total realized gain (loss) on investments
and capital gains distributions	(610)
Net unrealized appreciation
(depreciation) of investments	1,480
Net increase (decrease) in net assets
resulting from operations	804
Changes from principal transactions:
Premiums	174
Death benefits	(90)
Surrenders & withdrawals	(415)
Cost of insurance & administrative charges	(3)
Transfers between subaccounts (including
fixed account), net	2,262
Increase (decrease) in net assets
derived from principal transactions	1,928
Total increase (decrease) in net assets	2,732
Net assets at December 31, 2023	5,691

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79)
Total realized gain (loss) on investments
and capital gains distributions	(470)
Net unrealized appreciation
(depreciation) of investments	1,220
Net increase (decrease) in net assets
resulting from operations	671
Changes from principal transactions:
Premiums	160
Death benefits	(8)
Surrenders & withdrawals	(865)
Cost of insurance & administrative charges	(3)
Transfers between subaccounts (including
fixed account), net	(108)
Increase (decrease) in net assets
derived from principal transactions	(824)
Total increase (decrease) in net assets	(153)
Net assets at December 31, 2024	$5,538

The accompanying notes are an integral part of these financial statements.
37

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

1.    ORGANIZATION
Separate Account N of ReliaStar Life Insurance Company (the "Account") was established by Northern Life Insurance Company ("Northern Life") to support the operations of variable annuity contracts ("Contracts"). In 2002, Northern Life merged with ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company"). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc., a holding company domiciled in the State of Delaware.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more subaccounts within the Account or an investment option in the Company's fixed account, as directed by the contract owners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

The Account provides its principal products and services through one operating segment. The President of the Company is the chief operating decision maker ("CODM"). The CODM assesses performance and makes resource allocation decisions based upon the Net increase (decrease) in net assets resulting from operations presented in the Statements of Operations. The measure of segment assets is reported on the Statements of Assets and Liabilities as Total assets. Significant expenses regularly provided to the CODM are consistent with those presented in the Statements of Operations.

As of December 31, 2024, the Account had 77 subaccounts, 15 of which invest in independently managed mutual funds and 62 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC. The assets in each subaccount are invested in shares of a designated mutual fund of various investment trusts (the "Trusts"). The subaccounts with asset balances at December 31, 2024 are as follows:

AIM Variable Insurance Funds:	Voya Government Liquid Assets Portfolio - Class I
Invesco V.I. Main Street Small Cap Fund® - Series I	Voya High Yield Portfolio - Institutional Class
American Funds Insurance Series:	Voya Large Cap Growth Portfolio - Institutional Class
American Funds Insurance Series® Growth Fund - Class 2	Voya Large Cap Growth Portfolio - Service Class
American Funds Insurance Series® Growth-Income Fund - Class 2	Voya Large Cap Value Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	Voya Limited Maturity Bond Portfolio - Service Class
Fidelity Variable Insurance Products Fund:	Voya U.S. Stock Index Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Fidelity Variable Insurance Products Fund II:	VY® Invesco Growth and Income Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	VY® Invesco Growth and Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Fidelity Variable Insurance Products Fund V:	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Fidelity® VIP Government Money Market Portfolio - Initial Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Franklin Templeton Variable Insurance Products Trust:	VY® T. Rowe Price Equity Income Portfolio - Service Class
Franklin Small Cap Value VIP Fund - Class 2	Voya Partners, Inc.:
Lord Abbett Series Fund, Inc.:	Voya Global Bond Portfolio - Service Class
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Voya Global Insights Portfolio - Initial Class
Neuberger Berman Advisers Management Trust:	Voya Global Insights Portfolio - Service Class
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya International High Dividend Low Volatility Portfolio - Initial Class
PIMCO Variable Insurance Trust:	Voya International High Dividend Low Volatility Portfolio - Service Class
PIMCO VIT Real Return Portfolio - Administrative Class	Voya Solution 2025 Portfolio - Initial Class
Pioneer Variable Contracts Trust:	Voya Solution 2025 Portfolio - Service Class
Pioneer High Yield VCT Portfolio - Class I	Voya Solution 2035 Portfolio - Initial Class
Voya Government Money Market Portfolio:	Voya Solution 2035 Portfolio - Service Class
Voya Government Money Market Portfolio - Class I	Voya Solution 2045 Portfolio - Initial Class
Voya Intermediate Bond Portfolio:	Voya Solution 2045 Portfolio - Service Class
Voya Intermediate Bond Portfolio - Class I	Voya Solution Aggressive Portfolio - Initial Class
Voya Investors Trust:	Voya Solution Balanced Portfolio - Initial Class
Voya Balanced Income Portfolio - Institutional Class	Voya Solution Conservative Portfolio - Initial Class
38

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

Voya Partners, Inc.: (continued)	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Solution Income Portfolio - Initial Class	Voya Variable Funds:
Voya Solution Income Portfolio - Service Class	Voya Growth and Income Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	Voya Variable Portfolios, Inc.:
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class I
VY® Baron Growth Portfolio - Initial Class	Voya Index Plus LargeCap Portfolio - Class I
VY® Baron Growth Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class I
VY® Columbia Contrarian Core Portfolio - Initial Class	Voya Index Plus SmallCap Portfolio - Class I
VY® Columbia Contrarian Core Portfolio - Service Class	Voya International Index Portfolio - Class I
VY® Invesco Comstock Portfolio - Initial Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
VY® Invesco Comstock Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class I
VY® Invesco Equity and Income Portfolio - Initial Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Service Class	Voya Small Company Portfolio - Class I
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	Voya Variable Products Trust:
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class I
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class I
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Wanger Advisors Trust:
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Wanger Acorn

The following subaccounts were added as new investment products during 2024. Refer to the Financial Highlights Note for the Fund Inception Date.

Voya Investors Trust:
Voya Balanced Income Portfolio - Institutional Class
Voya Partners, Inc.:
Voya Solution Aggressive Portfolio - Initial Class
Voya Solution Balanced Portfolio - Initial Class
Voya Solution Conservative Portfolio - Initial Class

During 2024, the following subaccounts were closed to contract owners. These subaccounts are not included in the Statements of Assets and Liabilities or Financial Highlights Note.

Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a subaccount and recorded at fair value, determined by the net asset value per share of the respective subaccount. Investment transactions in each subaccount are recorded on the trade date. Distributions of net investment income and capital gains from each subaccount are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares
39

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

of the subaccount are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the subaccounts. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.50% to 5.00%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits, surrenders and withdrawals, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the subaccounts, transfers between subaccounts, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life).

Subsequent Events

The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

3.    FINANCIAL INSTRUMENTS
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account's assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2024 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2024. The Account had no liabilities as of December 31, 2024.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
40

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    CHARGES AND FEES
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ReliaStar Life's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each subaccount of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.20% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed accumulation benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Contracts may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    RELATED PARTY TRANSACTIONS
Management fees were paid to Voya Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The investment advisory agreements of the Trusts provide for fees at annual rates ranging from 0.15% to 1.25% of the average net assets of each respective fund.
41

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

6.    PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 follow:

	Purchases	Sales
	(In thousands)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund® - Series I	$9	$48
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	1,185	3,629
American Funds Insurance Series® Growth-Income Fund - Class 2	987	1,610
American Funds Insurance Series® International Fund - Class 2	286	907
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,908	4,020
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	12,219	14,282
Fidelity® VIP Index 500 Portfolio - Initial Class	2,506	15,866
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	4,060	4,560
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	978	1,444
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	229	733
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	288	499
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	310	800
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	323	1,711
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	215	520
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	69	529
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	9	202
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	874	2,115
Voya Investors Trust:
Voya Balanced Income Portfolio - Institutional Class	491	201
Voya Government Liquid Assets Portfolio - Class I	644	547
Voya High Yield Portfolio - Institutional Class	564	901
Voya Large Cap Growth Portfolio - Institutional Class	133	5,346
Voya Large Cap Growth Portfolio - Service Class	35	366
Voya Large Cap Value Portfolio - Institutional Class	395	756
Voya Limited Maturity Bond Portfolio - Service Class	274	364
Voya U.S. Stock Index Portfolio - Institutional Class	452	443
VY® CBRE Global Real Estate Portfolio - Institutional Class	219	746
VY® Invesco Growth and Income Portfolio - Service Class	1,287	1,432
VY® Invesco Growth and Income Portfolio - Service Class 2	63	19
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	239	968
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	216	2,577
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	2,987	13,136
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	727	1,087
VY® T. Rowe Price Equity Income Portfolio - Service Class	39	44
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	11	45
Voya Global Insights Portfolio - Initial Class	21,742	4,344
Voya Global Insights Portfolio - Service Class	221	87
42

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya International High Dividend Low Volatility Portfolio - Initial Class	$310	$633
Voya International High Dividend Low Volatility Portfolio - Service Class	14	59
Voya Solution 2025 Portfolio - Initial Class	456	789
Voya Solution 2025 Portfolio - Service Class	13	30
Voya Solution 2035 Portfolio - Initial Class	483	1,567
Voya Solution 2035 Portfolio - Service Class	243	81
Voya Solution 2045 Portfolio - Initial Class	413	814
Voya Solution 2045 Portfolio - Service Class	3	4
Voya Solution Aggressive Portfolio - Initial Class	11,384	1,078
Voya Solution Balanced Portfolio - Initial Class	14,912	1,447
Voya Solution Conservative Portfolio - Initial Class	3,583	197
Voya Solution Income Portfolio - Initial Class	81	452
Voya Solution Income Portfolio - Service Class	9	46
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	306	810
VY® American Century Small-Mid Cap Value Portfolio - Service Class	7	1
VY® Baron Growth Portfolio - Initial Class	416	1,398
VY® Baron Growth Portfolio - Service Class	22	36
VY® Columbia Contrarian Core Portfolio - Initial Class	102	386
VY® Columbia Contrarian Core Portfolio - Service Class	2	3
VY® Invesco Comstock Portfolio - Initial Class	881	1,083
VY® Invesco Comstock Portfolio - Service Class	11	14
VY® Invesco Equity and Income Portfolio - Initial Class	1,360	1,514
VY® Invesco Equity and Income Portfolio - Service Class	69	165
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	440	1,030
VY® JPMorgan Mid Cap Value Portfolio - Service Class	10	55
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	6,079	7,620
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	84	67
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	1,496	1,734
VY® T. Rowe Price Growth Equity Portfolio - Service Class	150	174
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	227	4,230
Voya Strategic Allocation Growth Portfolio - Class I	551	12,018
Voya Strategic Allocation Moderate Portfolio - Class I	638	15,464
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	1,117	710
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	871	1,209
Voya Index Plus LargeCap Portfolio - Class I	512	744
Voya Index Plus MidCap Portfolio - Class I	396	1,085
Voya Index Plus SmallCap Portfolio - Class I	458	708
Voya International Index Portfolio - Class I	687	1,831
Voya Russell™ Large Cap Growth Index Portfolio - Class I	3,190	10,191
Voya Russell™ Large Cap Index Portfolio - Class I	295	1,853
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	105	430
Voya Small Company Portfolio - Class I	—	—
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	150	4,690
Voya SmallCap Opportunities Portfolio - Class I	885	1,206
Wanger Advisors Trust:
Wanger Acorn	104	1,007
43

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

7.    CHANGES IN UNITS
The net changes in units outstanding follow:

	Year Ended December 31,
	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund® - Series I	76	1,119	(1,043)	113	1,343	(1,230)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	18,291	74,050	(55,759)	23,241	60,664	(37,423)
American Funds Insurance Series® Growth-Income Fund - Class 2	14,340	48,147	(33,807)	18,966	55,605	(36,639)
American Funds Insurance Series® International Fund - Class 2	26,469	69,256	(42,787)	27,936	48,965	(21,029)
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	7,864	61,845	(53,981)	8,837	56,648	(47,811)
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	18,117	104,179	(86,062)	15,929	88,251	(72,322)
Fidelity® VIP Index 500 Portfolio - Initial Class	28,880	159,013	(130,133)	31,864	128,710	(96,846)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	299,245	349,246	(50,001)	169,982	238,994	(69,012)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	50,047	83,620	(33,573)	36,353	73,599	(37,246)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	4,739	21,415	(16,676)	4,882	18,175	(13,293)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	3,690	18,260	(14,570)	3,570	11,955	(8,385)
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	2,002	13,778	(11,776)	2,066	3,143	(1,077)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	23,354	118,542	(95,188)	25,219	91,260	(66,041)
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	5,788	25,140	(19,352)	6,222	18,889	(12,667)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	—	22,440	(22,440)	—	499	(499)
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	—	19,296	(19,296)	—	924	(924)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	50,038	158,803	(108,765)	61,438	131,708	(70,270)
Voya Investors Trust:
Voya Balanced Income Portfolio - Institutional Class	46,126	18,457	27,669	—	—	—
Voya Government Liquid Assets Portfolio - Class I	58,226	54,676	3,550	53,132	50,420	2,712
Voya High Yield Portfolio - Institutional Class	32,523	86,336	(53,813)	22,612	46,557	(23,945)
Voya Large Cap Growth Portfolio - Institutional Class	14,633	107,163	(92,530)	20,512	112,277	(91,765)
Voya Large Cap Growth Portfolio - Service Class	572	7,045	(6,473)	1,143	4,774	(3,631)
Voya Large Cap Value Portfolio - Institutional Class	6,966	29,287	(22,321)	9,250	21,691	(12,441)
Voya Limited Maturity Bond Portfolio - Service Class	18,643	35,662	(17,019)	14,837	31,395	(16,558)
Voya U.S. Stock Index Portfolio - Institutional Class	5,031	9,543	(4,512)	5,559	8,515	(2,956)
VY® CBRE Global Real Estate Portfolio - Institutional Class	11,960	48,296	(36,336)	15,641	30,575	(14,934)
VY® Invesco Growth and Income Portfolio - Service Class	6,675	40,558	(33,883)	7,553	36,610	(29,057)
VY® Invesco Growth and Income Portfolio - Service Class 2	124	418	(294)	2,391	193	2,198
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	14,729	40,119	(25,390)	15,111	46,152	(31,041)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	10,225	59,699	(49,474)	11,435	59,614	(48,179)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	54,183	306,321	(252,138)	82,773	316,234	(233,461)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	7,189	26,993	(19,804)	12,209	24,712	(12,503)
VY® T. Rowe Price Equity Income Portfolio - Service Class	173	943	(770)	306	1,382	(1,076)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	498	3,757	(3,259)	507	641	(134)
44

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Global Insights Portfolio - Initial Class	29,727	90,087	(60,360)	19,621	91,687	(72,066)
Voya Global Insights Portfolio - Service Class	168	2,287	(2,119)	255	3,429	(3,174)
Voya International High Dividend Low Volatility Portfolio - Initial Class	16,803	54,299	(37,496)	16,186	47,528	(31,342)
Voya International High Dividend Low Volatility Portfolio - Service Class	414	4,906	(4,492)	445	610	(165)
Voya Solution 2025 Portfolio - Initial Class	22,811	44,721	(21,910)	18,710	57,392	(38,682)
Voya Solution 2025 Portfolio - Service Class	317	1,277	(960)	392	751	(359)
Voya Solution 2035 Portfolio - Initial Class	22,578	76,114	(53,536)	32,196	45,055	(12,859)
Voya Solution 2035 Portfolio - Service Class	9,251	3,181	6,070	603	675	(72)
Voya Solution 2045 Portfolio - Initial Class	18,765	37,148	(18,383)	17,768	10,736	7,032
Voya Solution 2045 Portfolio - Service Class	—	29	(29)	—	31	(31)
Voya Solution Aggressive Portfolio - Initial Class	1,056,332	99,639	956,693	—	—	—
Voya Solution Balanced Portfolio - Initial Class	1,403,410	136,067	1,267,343	—	—	—
Voya Solution Conservative Portfolio - Initial Class	345,344	18,734	326,610	—	—	—
Voya Solution Income Portfolio - Initial Class	3,513	28,293	(24,780)	2,891	30,514	(27,623)
Voya Solution Income Portfolio - Service Class	—	2,426	(2,426)	—	4,154	(4,154)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	3,059	12,512	(9,453)	3,803	9,764	(5,961)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	82	6	76	92	165	(73)
VY® Baron Growth Portfolio - Initial Class	2,711	17,601	(14,890)	4,060	8,999	(4,939)
VY® Baron Growth Portfolio - Service Class	116	602	(486)	148	50	98
VY® Columbia Contrarian Core Portfolio - Initial Class	1,567	7,842	(6,275)	2,003	4,416	(2,413)
VY® Columbia Contrarian Core Portfolio - Service Class	18	34	(16)	101	185	(84)
VY® Invesco Comstock Portfolio - Initial Class	5,689	22,278	(16,589)	6,506	19,993	(13,487)
VY® Invesco Comstock Portfolio - Service Class	28	387	(359)	53	1,157	(1,104)
VY® Invesco Equity and Income Portfolio - Initial Class	9,953	49,952	(39,999)	10,079	56,259	(46,180)
VY® Invesco Equity and Income Portfolio - Service Class	644	5,820	(5,176)	792	7,071	(6,279)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	2,350	17,312	(14,962)	3,554	14,945	(11,391)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	81	1,382	(1,301)	92	77	15
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	27,991	143,865	(115,874)	19,762	112,514	(92,752)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	294	1,217	(923)	343	584	(241)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	6,394	23,040	(16,646)	7,391	21,678	(14,287)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	141	2,011	(1,870)	184	2,295	(2,111)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	3,300	186,596	(183,296)	7,738	60,349	(52,611)
Voya Strategic Allocation Growth Portfolio - Class I	8,417	351,738	(343,321)	21,235	57,791	(36,556)
Voya Strategic Allocation Moderate Portfolio - Class I	10,326	536,608	(526,282)	27,005	74,528	(47,523)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	2,939	14,579	(11,640)	5,107	20,951	(15,844)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	28,683	81,995	(53,312)	25,234	90,685	(65,451)
Voya Index Plus LargeCap Portfolio - Class I	5,418	13,166	(7,748)	3,401	11,468	(8,067)
Voya Index Plus MidCap Portfolio - Class I	4,412	20,758	(16,346)	5,356	18,456	(13,100)
Voya Index Plus SmallCap Portfolio - Class I	7,276	15,382	(8,106)	6,680	16,759	(10,079)
Voya International Index Portfolio - Class I	24,655	94,877	(70,222)	22,438	83,053	(60,615)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	12,217	116,596	(104,379)	16,984	93,332	(76,348)
Voya Russell™ Large Cap Index Portfolio - Class I	5,514	29,382	(23,868)	6,352	24,104	(17,752)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	2,966	8,897	(5,931)	2,805	7,291	(4,486)
Voya Small Company Portfolio - Class I	—	2	(2)	—	2	(2)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	17,701	134,703	(117,002)	16,570	89,229	(72,659)
Voya SmallCap Opportunities Portfolio - Class I	11,606	15,372	(3,766)	5,594	21,348	(15,754)
Wanger Advisors Trust:
Wanger Acorn	5,298	26,266	(20,968)	76,964	18,871	58,093
45

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

8.    FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total returns for each of the five years in the period ended December 31, 2024 follows:

	Fund		Unit	Net	Investment
	Inception	Units	Fair	Assets	Income	Expense	Total
	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Invesco V.I. Main Street Small Cap Fund® - Series I
2024		4	$44.60	$177	0.00%	1.40%	11.11%
2023		5	$40.14	$201	0.96%	1.40%	16.48%
2022		6	$34.46	$215	0.61%	1.40%	-17.00%
2021		11	$41.52	$437	0.51%	1.40%	20.87%
2020		10	$34.35	$353	0.58%	1.40%	18.24%
American Funds Insurance Series® Growth Fund - Class 2
2024		589	$55.95	$32,956	0.34%	1.40%	29.78%
2023		645	$43.10	$27,794	0.36%	1.40%	36.57%
2022		682	$31.56	$21,534	0.29%	1.40%	-30.93%
2021		731	$45.69	$33,390	0.22%	1.40%	20.30%
2020		784	$37.98	$29,794	0.29%	1.40%	50.00%
American Funds Insurance Series® Growth-Income Fund - Class 2
2024		376	$37.83	$14,233	1.12%	1.40%	22.51%
2023		410	$30.88	$12,663	1.36%	1.40%	24.37%
2022		447	$24.83	$11,090	1.18%	1.40%	-17.65%
2021		491	$30.15	$14,789	1.14%	1.40%	22.36%
2020		536	$24.64	$13,206	1.26%	1.40%	12.00%
American Funds Insurance Series® International Fund - Class 2
2024		469	$13.54	$6,352	1.22%	1.40%	1.73%
2023		512	$13.31	$6,813	1.32%	1.40%	14.25%
2022		533	$11.65	$6,209	1.54%	1.40%	-21.86%
2021		603	$14.91	$8,991	2.42%	1.40%	-2.87%
2020		640	$15.35	$9,826	0.58%	1.40%	12.37%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2024		357	$68.39	$24,406	1.75%	1.40%	13.74%
2023		411	$60.13	$24,703	1.84%	1.40%	9.11%
2022		459	$55.11	$25,275	1.79%	1.40%	-6.28%
2021		498	$58.80	$29,299	1.91%	1.40%	23.17%
2020		557	$47.74	$26,603	1.61%	1.40%	5.20%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2024		650	$154.36	$100,300	0.19%	1.40%	31.92%
2023		736	$117.00	$86,093	0.49%	1.40%	31.59%
2022		808	$88.91	$71,852	0.45%	1.40%	-27.34%
2021		883	$122.36	$107,994	0.06%	1.40%	26.07%
2020		962	$97.06	$93,363	0.24%	1.40%	28.74%
Fidelity® VIP Index 500 Portfolio - Initial Class
2024		1,065	$110.67	$117,882	1.29%	1.40%	23.16%
2023		1,195	$89.85	$107,405	1.46%	1.40%	24.43%
2022		1,292	$72.21	$93,304	1.37%	1.40%	-19.35%
2021		1,381	$89.53	$123,619	1.26%	1.40%	26.80%
2020		1,512	$70.61	$106,784	1.60%	1.40%	16.60%
Fidelity® VIP Government Money Market Portfolio - Initial Class
2024		303	$13.27	$4,023	5.41%	1.40%	3.59%
2023		353	$12.81	$4,522	5.11%	1.40%	3.47%
2022		422	$12.38	$5,227	1.55%	1.40%	0.00%
2021		381	$12.38	$4,720	0.00%	1.40%	-1.35%
2020		407	$12.55	$5,112	0.30%	1.40%	-1.10%
46

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit	Net	Investment
	Inception	Units	Fair	Assets	Income	Expense	Total
	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2024		427	$19.40	$8,287	3.41%	1.40%	0.36%
2023		461	$19.33	$8,905	2.51%	1.40%	4.77%
2022		498	$18.45	$9,191	2.12%	1.40%	-14.19%
2021		532	$21.50	$11,430	1.99%	1.40%	-2.01%
2020		556	$21.94	$12,205	2.25%	1.40%	7.87%
Franklin Small Cap Value VIP Fund - Class 2
2024		107	$36.48	$3,914	0.95%	1.40%	10.14%
2023		124	$33.11	$4,106	0.54%	1.40%	11.18%
2022		137	$29.78	$4,089	0.93%	1.40%	-11.34%
2021		148	$33.59	$4,955	1.07%	1.40%	23.63%
2020		160	$27.17	$4,354	1.29%	1.40%	3.74%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2024		73	$28.11	$2,053	0.43%	1.40%	13.30%
2023		88	$24.81	$2,173	0.47%	1.40%	13.81%
2022		96	$21.80	$2,092	0.79%	1.40%	-12.45%
2021		99	$24.90	$2,462	0.58%	1.40%	26.91%
2020		102	$19.62	$1,995	0.99%	1.40%	1.08%
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
2024		87	$60.95	$5,329	0.22%	1.40%	24.08%
2023		99	$49.11	$4,873	0.34%	1.40%	25.12%
2022		100	$39.25	$3,936	0.42%	1.40%	-19.59%
2021		105	$48.81	$5,130	0.37%	1.40%	21.75%
2020		118	$40.09	$4,728	0.56%	1.40%	17.91%
PIMCO VIT Real Return Portfolio - Administrative Class
2024		420	$15.50	$6,508	2.60%	1.40%	0.71%
2023		515	$15.39	$7,926	2.99%	1.40%	2.26%
2022		581	$15.05	$8,747	6.99%	1.40%	-13.16%
2021		675	$17.33	$11,690	4.88%	1.40%	4.15%
2020		802	$16.64	$13,343	1.43%	1.40%	10.13%
Pioneer High Yield VCT Portfolio - Class I
2024		109	$22.34	$2,431	5.64%	1.40%	7.25%
2023		128	$20.83	$2,671	5.50%	1.40%	9.75%
2022		141	$18.98	$2,673	4.99%	1.40%	-12.45%
2021		145	$21.68	$3,139	5.13%	1.40%	4.28%
2020		149	$20.79	$3,093	5.03%	1.40%	1.02%
Voya Government Money Market Portfolio - Class I
2024		1	$10.36	$5	8.87%	1.40%	3.50%
2023		20	$10.01	$198	4.51%	1.40%	3.30%
2022		21	$9.69	$201	1.46%	1.40%	0.00%
2021		22	$9.69	$211	0.00%	1.40%	-1.32%
2020		5	$9.82	$45	0.00%	1.40%	-1.11%
Voya Intermediate Bond Portfolio - Class I
2024		679	$14.64	$9,934	4.65%	1.40%	1.39%
2023		787	$14.44	$11,369	4.11%	1.40%	5.79%
2022		858	$13.65	$11,706	2.67%	1.40%	-15.64%
2021		959	$16.18	$15,520	2.96%	1.40%	-2.24%
2020		1,033	$16.55	$17,103	3.48%	1.40%	6.29%
47

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit	Net	Investment
	Inception	Units	Fair	Assets	Income	Expense	Total
	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Balanced Income Portfolio - Institutional Class
2024	07/12/2024	28	$10.83	$300	(e)	1.40%	(e)
2023		(e)	(e)	(e)	(e)	(e)	(e)
2022		(e)	(e)	(e)	(e)	(e)	(e)
2021		(e)	(e)	(e)	(e)	(e)	(e)
2020		(e)	(e)	(e)	(e)	(e)	(e)
Voya Government Liquid Assets Portfolio - Class I
2024		169	$10.42	$1,759	4.44%	1.40%	3.58%
2023		165	$10.06	$1,662	4.81%	1.40%	3.50%
2022		163	$9.72	$1,580	1.54%	1.40%	0.10%
2021		144	$9.71	$1,398	0.00%	1.40%	-1.32%
2020		135	$9.84	$1,327	0.27%	1.40%	-1.11%
Voya High Yield Portfolio - Institutional Class
2024		419	$11.48	$4,804	6.75%	1.40%	5.90%
2023		472	$10.84	$5,119	6.54%	1.40%	10.73%
2022		496	$9.79	$4,857	5.44%	1.40%	-13.44%
2021		549	$11.31	$6,217	5.39%	1.40%	3.76%
2020		574	$10.90	$6,254	5.24%	1.40%	4.51%
Voya Large Cap Growth Portfolio - Institutional Class
2024		893	$54.98	$49,087	0.00%	1.40%	32.93%
2023		985	$41.36	$40,754	0.00%	1.40%	35.92%
2022		1,077	$30.43	$32,771	0.00%	1.40%	-31.46%
2021		1,160	$44.40	$51,509	0.00%	1.40%	17.90%
2020		1,272	$37.66	$47,915	0.46%	1.40%	29.06%
Voya Large Cap Growth Portfolio - Service Class
2024		40	$53.05	$2,137	0.00%	1.40%	32.66%
2023		47	$39.99	$1,870	0.00%	1.40%	35.47%
2022		50	$29.52	$1,488	0.00%	1.40%	-31.62%
2021		55	$43.17	$2,354	0.00%	1.40%	17.63%
2020		56	$36.70	$2,072	0.25%	1.40%	28.77%
Voya Large Cap Value Portfolio - Institutional Class
2024		165	$28.95	$4,768	1.69%	1.40%	15.43%
2023		187	$25.08	$4,690	1.38%	1.40%	12.11%
2022		199	$22.37	$4,461	1.45%	1.40%	-4.52%
2021		210	$23.43	$4,911	2.53%	1.40%	25.23%
2020		219	$18.71	$4,102	1.99%	1.40%	4.76%
Voya Limited Maturity Bond Portfolio - Service Class
2024		264	$11.27	$2,979	4.60%	1.40%	3.39%
2023		281	$10.90	$3,066	3.80%	1.40%	3.02%
2022		298	$10.58	$3,150	1.63%	1.40%	-6.21%
2021		307	$11.28	$3,465	1.40%	1.40%	-1.57%
2020		333	$11.46	$3,816	1.96%	1.40%	1.78%
Voya U.S. Stock Index Portfolio - Institutional Class
2024		59	$52.20	$3,085	1.31%	1.40%	22.94%
2023		64	$42.46	$2,701	1.57%	1.40%	24.19%
2022		67	$34.19	$2,276	1.19%	1.40%	-19.50%
2021		73	$42.47	$3,087	1.13%	1.40%	26.59%
2020		77	$33.55	$2,592	1.83%	1.40%	16.49%
48

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit	Net	Investment
	Inception	Units	Fair	Assets	Income	Expense	Total
	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
VY® CBRE Global Real Estate Portfolio - Institutional Class
2024		222	$15.91	$3,536	3.09%	1.40%	-1.06%
2023		259	$16.07	$4,156	1.97%	1.40%	10.98%
2022		274	$14.48	$3,960	3.17%	1.40%	-25.97%
2021		288	$19.56	$5,637	2.87%	1.40%	32.61%
2020		312	$14.75	$4,600	5.35%	1.40%	-6.17%
VY® Invesco Growth and Income Portfolio - Service Class
2024		273	$36.91	$10,062	1.35%	1.40%	14.52%
2023		306	$32.23	$9,877	1.79%	1.40%	10.76%
2022		336	$29.10	$9,762	1.24%	1.40%	-7.15%
2021		363	$31.34	$11,389	1.37%	1.40%	27.19%
2020		395	$24.64	$9,741	1.81%	1.40%	1.48%
VY® Invesco Growth and Income Portfolio - Service Class 2
2024		15	$35.53	$527	1.20%	1.40%	14.32%
2023		15	$31.08	$470	1.44%	1.40%	10.64%
2022		13	$28.09	$363	1.00%	1.40%	-7.29%
2021		14	$30.30	$434	1.40%	1.40%	26.99%
2020		18	$23.86	$424	1.56%	1.40%	1.32%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2024		216	$26.38	$5,709	0.85%	1.40%	0.50%
2023		242	$26.25	$6,347	1.69%	1.40%	5.08%
2022		273	$24.98	$6,816	0.00%	1.40%	-27.15%
2021		300	$34.29	$10,296	0.00%	1.40%	-11.28%
2020		323	$38.65	$12,476	0.31%	1.40%	31.55%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2024		420	$45.47	$19,096	0.53%	1.40%	9.54%
2023		469	$41.50	$19,485	0.35%	1.40%	10.90%
2022		518	$37.42	$19,373	0.00%	1.40%	-18.72%
2021		563	$46.04	$25,941	0.38%	1.40%	17.06%
2020		611	$39.33	$24,045	0.00%	1.40%	14.90%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2024		1,376	$48.08	$66,151	2.44%	1.40%	10.91%
2023		1,628	$43.34	$70,565	1.98%	1.40%	16.95%
2022		1,862	$37.06	$68,989	1.18%	1.40%	-13.41%
2021		2,033	$42.80	$87,002	0.77%	1.40%	16.75%
2020		2,320	$36.66	$85,055	1.22%	1.40%	16.34%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2024		199	$41.20	$8,210	2.01%	1.40%	10.19%
2023		219	$37.39	$8,191	2.17%	1.40%	8.06%
2022		232	$34.60	$8,013	2.07%	1.40%	-4.58%
2021		250	$36.26	$9,061	1.89%	1.40%	23.92%
2020		268	$29.26	$7,850	4.75%	1.40%	-0.14%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2024		12	$43.58	$536	1.71%	1.40%	9.88%
2023		13	$39.66	$518	1.93%	1.40%	7.83%
2022		14	$36.78	$520	1.83%	1.40%	-4.76%
2021		15	$38.62	$572	1.70%	1.40%	23.54%
2020		16	$31.26	$485	3.47%	1.40%	-0.48%
49

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit	Net	Investment
	Inception	Units	Fair	Assets	Income	Expense	Total
	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Global Bond Portfolio - Service Class
2024		10	$11.69	$116	3.65%	1.40%	-2.66%
2023		13	$12.01	$158	3.22%	1.40%	4.53%
2022		13	$11.49	$153	2.33%	1.40%	-19.65%
2021		13	$14.30	$190	2.48%	1.40%	-6.29%
2020		14	$15.26	$214	2.86%	1.40%	7.31%
Voya Global Insights Portfolio - Initial Class
2024		684	$53.93	$36,898	0.00%	1.40%	7.80%
2023		745	$50.03	$37,250	0.06%	1.40%	30.87%
2022		817	$38.23	$31,224	0.00%	1.40%	-32.88%
2021		887	$56.96	$50,509	0.00%	1.40%	13.76%
2020		975	$50.07	$48,798	1.04%	1.40%	26.03%
Voya Global Insights Portfolio - Service Class
2024		10	$35.58	$339	0.00%	1.40%	7.46%
2023		12	$33.11	$386	0.00%	1.40%	30.56%
2022		15	$25.36	$376	0.00%	1.40%	-33.05%
2021		18	$37.88	$676	0.00%	1.40%	13.55%
2020		18	$33.36	$611	0.94%	1.40%	25.65%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2024		344	$12.60	$4,332	4.75%	1.40%	5.70%
2023		381	$11.92	$4,543	4.48%	1.40%	13.31%
2022		413	$10.52	$4,341	4.36%	1.40%	-10.16%
2021		432	$11.71	$5,058	2.49%	1.40%	10.47%
2020		471	$10.60	$4,994	3.35%	1.40%	-2.12%
Voya International High Dividend Low Volatility Portfolio - Service Class
2024		17	$12.09	$209	3.93%	1.40%	5.59%
2023		22	$11.45	$249	4.25%	1.40%	12.92%
2022		22	$10.14	$222	4.16%	1.40%	-10.34%
2021		31	$11.31	$355	2.27%	1.40%	10.23%
2020		34	$10.26	$349	3.09%	1.40%	-2.29%
Voya Solution 2025 Portfolio - Initial Class
2024		246	$18.50	$4,549	2.34%	1.40%	7.37%
2023		268	$17.23	$4,614	2.92%	1.40%	12.39%
2022		306	$15.33	$4,698	4.04%	1.40%	-18.37%
2021		333	$18.78	$6,249	2.72%	1.40%	9.38%
2020		395	$17.17	$6,776	2.11%	1.40%	12.30%
Voya Solution 2025 Portfolio - Service Class
2024		13	$21.86	$276	2.17%	1.40%	7.05%
2023		14	$20.42	$277	2.64%	1.40%	12.14%
2022		14	$18.21	$254	3.83%	1.40%	-18.63%
2021		14	$22.38	$321	2.56%	1.40%	9.17%
2020		15	$20.50	$305	2.09%	1.40%	11.96%
Voya Solution 2035 Portfolio - Initial Class
2024		473	$21.25	$10,050	1.89%	1.40%	10.45%
2023		526	$19.24	$10,129	3.51%	1.40%	16.32%
2022		539	$16.54	$8,919	4.15%	1.40%	-19.51%
2021		523	$20.55	$10,755	2.22%	1.40%	12.73%
2020		508	$18.23	$9,267	1.99%	1.40%	13.09%
50

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit	Net	Investment
	Inception	Units	Fair	Assets	Income	Expense	Total
	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Solution 2035 Portfolio - Service Class
2024		20	$25.97	$529	1.39%	1.40%	10.23%
2023		14	$23.56	$337	3.50%	1.40%	16.00%
2022		14	$20.31	$292	4.76%	1.40%	-19.76%
2021		23	$25.31	$591	2.17%	1.40%	12.49%
2020		23	$22.50	$517	1.48%	1.40%	12.90%
Voya Solution 2045 Portfolio - Initial Class
2024		249	$23.07	$5,744	1.54%	1.40%	13.03%
2023		267	$20.41	$5,456	3.44%	1.40%	18.66%
2022		260	$17.20	$4,477	4.01%	1.40%	-20.41%
2021		259	$21.61	$5,598	1.80%	1.40%	15.87%
2020		254	$18.65	$4,741	1.68%	1.40%	14.98%
Voya Solution 2045 Portfolio - Service Class
2024		7	$29.01	$208	1.52%	1.40%	12.66%
2023		7	$25.74	$186	3.50%	1.40%	18.40%
2022		7	$21.74	$157	3.91%	1.40%	-20.63%
2021		7	$27.39	$201	2.11%	1.40%	15.62%
2020		8	$23.69	$179	1.37%	1.40%	14.67%
Voya Solution Aggressive Portfolio - Initial Class
2024	07/12/2024	957	$11.13	$10,653	(e)	1.40%	(e)
2023		(e)	(e)	(e)	(e)	(e)	(e)
2022		(e)	(e)	(e)	(e)	(e)	(e)
2021		(e)	(e)	(e)	(e)	(e)	(e)
2020		(e)	(e)	(e)	(e)	(e)	(e)
Voya Solution Balanced Portfolio - Initial Class
2024	07/12/2024	1,267	$10.90	$13,816	(e)	1.40%	(e)
2023		(e)	(e)	(e)	(e)	(e)	(e)
2022		(e)	(e)	(e)	(e)	(e)	(e)
2021		(e)	(e)	(e)	(e)	(e)	(e)
2020		(e)	(e)	(e)	(e)	(e)	(e)
Voya Solution Conservative Portfolio - Initial Class
2024	07/12/2024	327	$10.56	$3,450	(e)	1.40%	(e)
2023		(e)	(e)	(e)	(e)	(e)	(e)
2022		(e)	(e)	(e)	(e)	(e)	(e)
2021		(e)	(e)	(e)	(e)	(e)	(e)
2020		(e)	(e)	(e)	(e)	(e)	(e)
Voya Solution Income Portfolio - Initial Class
2024		102	$16.47	$1,672	2.79%	1.40%	4.97%
2023		126	$15.68	$1,981	3.10%	1.40%	9.34%
2022		154	$14.34	$2,208	3.98%	1.40%	-15.99%
2021		174	$17.07	$2,974	2.99%	1.40%	5.18%
2020		200	$16.23	$3,249	2.69%	1.40%	10.63%
Voya Solution Income Portfolio - Service Class
2024		18	$17.72	$316	2.43%	1.40%	4.73%
2023		20	$16.92	$342	3.33%	1.40%	9.09%
2022		24	$15.51	$378	3.85%	1.40%	-16.21%
2021		24	$18.51	$453	2.89%	1.40%	4.87%
2020		29	$17.65	$515	2.17%	1.40%	10.38%
51

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit	Net	Investment
	Inception	Units	Fair	Assets	Income	Expense	Total
	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2024		55	$69.08	$3,800	1.63%	1.40%	6.69%
2023		64	$64.74	$4,174	2.14%	1.40%	7.56%
2022		70	$60.19	$4,239	1.35%	1.40%	-6.68%
2021		72	$64.50	$4,668	1.06%	1.40%	25.78%
2020		75	$51.28	$3,848	1.45%	1.40%	2.40%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2024		2	$42.40	$100	1.05%	1.40%	6.53%
2023		2	$39.80	$91	2.25%	1.40%	7.25%
2022		2	$37.11	$87	1.18%	1.40%	-6.90%
2021		2	$39.86	$82	1.36%	1.40%	25.50%
2020		2	$31.76	$65	1.27%	1.40%	2.09%
VY® Baron Growth Portfolio - Initial Class
2024		80	$79.57	$6,405	0.00%	1.40%	3.43%
2023		95	$76.93	$7,338	0.00%	1.40%	13.50%
2022		100	$67.78	$6,800	0.00%	1.40%	-24.57%
2021		106	$89.86	$9,497	0.00%	1.40%	19.05%
2020		113	$75.48	$8,500	0.00%	1.40%	31.68%
VY® Baron Growth Portfolio - Service Class
2024		6	$45.61	$253	0.00%	1.40%	3.19%
2023		6	$44.19	$267	0.00%	1.40%	13.19%
2022		6	$39.04	$232	0.00%	1.40%	-24.75%
2021		6	$51.88	$323	0.00%	1.40%	18.75%
2020		6	$43.69	$280	0.00%	1.40%	31.40%
VY® Columbia Contrarian Core Portfolio - Initial Class
2024		43	$50.03	$2,140	0.48%	1.40%	21.67%
2023		49	$41.12	$2,017	1.65%	1.40%	30.25%
2022		51	$31.57	$1,625	0.52%	1.40%	-19.65%
2021		66	$39.29	$2,610	0.61%	1.40%	22.51%
2020		81	$32.07	$2,612	0.08%	1.40%	20.11%
VY® Columbia Contrarian Core Portfolio - Service Class
2024		3	$45.46	$125	0.00%	1.40%	21.36%
2023		3	$37.46	$104	2.15%	1.40%	29.93%
2022		3	$28.83	$82	0.00%	1.40%	-19.76%
2021		3	$35.93	$106	0.00%	1.40%	22.21%
2020		3	$29.40	$92	0.00%	1.40%	19.76%
VY® Invesco Comstock Portfolio - Initial Class
2024		125	$53.75	$6,696	1.78%	1.40%	13.44%
2023		141	$47.38	$6,688	1.94%	1.40%	10.70%
2022		155	$42.80	$6,620	1.77%	1.40%	-0.77%
2021		161	$43.13	$6,924	1.78%	1.40%	31.45%
2020		172	$32.81	$5,656	2.32%	1.40%	-1.59%
VY® Invesco Comstock Portfolio - Service Class
2024		3	$35.46	$98	2.04%	1.40%	13.11%
2023		3	$31.35	$98	1.83%	1.40%	10.50%
2022		4	$28.37	$120	1.61%	1.40%	-1.05%
2021		4	$28.67	$129	1.73%	1.40%	31.15%
2020		5	$21.86	$102	1.75%	1.40%	-1.89%
52

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit	Net	Investment
	Inception	Units	Fair	Assets	Income	Expense	Total
	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
VY® Invesco Equity and Income Portfolio - Initial Class
2024		384	$31.70	$12,169	3.36%	1.40%	10.45%
2023		424	$28.70	$12,167	2.18%	1.40%	8.71%
2022		470	$26.40	$12,411	1.63%	1.40%	-8.87%
2021		515	$28.97	$14,933	1.42%	1.40%	17.15%
2020		585	$24.73	$14,458	1.76%	1.40%	8.46%
VY® Invesco Equity and Income Portfolio - Service Class
2024		18	$29.87	$552	3.02%	1.40%	10.14%
2023		24	$27.12	$641	1.87%	1.40%	8.48%
2022		30	$25.00	$748	1.55%	1.40%	-9.12%
2021		29	$27.51	$801	1.17%	1.40%	16.86%
2020		31	$23.54	$738	1.50%	1.40%	8.18%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2024		105	$63.28	$6,673	1.06%	1.40%	12.70%
2023		120	$56.15	$6,760	1.24%	1.40%	9.28%
2022		132	$51.38	$6,772	1.11%	1.40%	-9.61%
2021		142	$56.84	$8,062	0.93%	1.40%	27.99%
2020		154	$44.41	$6,842	1.16%	1.40%	-0.85%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2024		3	$39.80	$112	0.78%	1.40%	12.46%
2023		4	$35.39	$146	0.72%	1.40%	8.99%
2022		4	$32.47	$133	0.66%	1.40%	-9.88%
2021		5	$36.03	$171	0.59%	1.40%	27.68%
2020		6	$28.22	$168	0.99%	1.40%	-1.09%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2024		948	$56.56	$55,788	0.00%	1.40%	22.19%
2023		1,064	$46.28	$51,234	0.00%	1.40%	19.28%
2022		1,157	$38.80	$46,696	0.00%	1.40%	-25.40%
2021		1,277	$52.01	$69,110	0.00%	1.40%	12.21%
2020		1,392	$46.35	$67,146	0.09%	1.40%	30.01%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2024		12	$55.71	$694	0.00%	1.40%	21.72%
2023		13	$45.76	$612	0.00%	1.40%	18.95%
2022		14	$38.47	$524	0.00%	1.40%	-25.53%
2021		15	$51.66	$759	0.00%	1.40%	11.99%
2020		16	$46.13	$744	0.13%	1.40%	29.62%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2024		157	$85.86	$13,516	0.00%	1.40%	27.88%
2023		174	$67.14	$11,686	0.00%	1.40%	44.85%
2022		188	$46.35	$8,730	0.00%	1.40%	-41.46%
2021		201	$79.17	$15,882	0.00%	1.40%	18.41%
2020		216	$66.86	$14,422	0.00%	1.40%	34.77%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2024		14	$60.07	$852	0.00%	1.40%	27.54%
2023		16	$47.09	$756	0.00%	1.40%	44.49%
2022		18	$32.59	$592	0.00%	1.40%	-41.58%
2021		20	$55.79	$1,121	0.00%	1.40%	18.10%
2020		21	$47.24	$971	0.00%	1.40%	34.47%
53

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit	Net	Investment
	Inception	Units	Fair	Assets	Income	Expense	Total
	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Growth and Income Portfolio - Class I
2024		153	$51.29	$7,845	0.88%	1.40%	22.12%
2023		165	$41.99	$6,912	1.13%	1.40%	25.61%
2022		180	$33.43	$6,032	1.05%	1.40%	-15.90%
2021		200	$39.75	$7,938	1.03%	1.40%	27.20%
2020		220	$31.25	$6,878	1.29%	1.40%	15.66%
Voya Global High Dividend Low Volatility Portfolio - Class I
2024		653	$16.47	$10,757	2.84%	1.40%	11.36%
2023		707	$14.79	$10,448	2.91%	1.40%	5.27%
2022		772	$14.05	$10,845	2.62%	1.40%	-6.21%
2021		855	$14.98	$12,804	2.60%	1.40%	19.17%
2020		925	$12.57	$11,619	2.27%	1.40%	-2.18%
Voya Index Plus LargeCap Portfolio - Class I
2024		100	$63.15	$6,314	0.90%	1.40%	23.44%
2023		108	$51.15	$5,510	0.93%	1.40%	24.30%
2022		116	$41.15	$4,764	0.80%	1.40%	-20.16%
2021		121	$51.54	$6,213	1.02%	1.40%	27.45%
2020		131	$40.44	$5,306	1.40%	1.40%	14.30%
Voya Index Plus MidCap Portfolio - Class I
2024		124	$57.39	$7,123	1.05%	1.40%	13.55%
2023		140	$50.54	$7,098	1.06%	1.40%	15.89%
2022		154	$43.61	$6,696	0.87%	1.40%	-15.48%
2021		169	$51.60	$8,708	0.92%	1.40%	25.98%
2020		187	$40.96	$7,662	1.24%	1.40%	6.75%
Voya Index Plus SmallCap Portfolio - Class I
2024		98	$51.36	$5,021	1.25%	1.40%	7.16%
2023		106	$47.92	$5,074	1.00%	1.40%	16.57%
2022		116	$41.11	$4,767	0.91%	1.40%	-15.20%
2021		125	$48.48	$6,059	0.74%	1.40%	26.65%
2020		133	$38.28	$5,080	0.96%	1.40%	3.94%
Voya International Index Portfolio - Class I
2024		597	$18.14	$10,824	2.95%	1.40%	1.62%
2023		667	$17.85	$11,907	5.00%	1.40%	16.14%
2022		728	$15.37	$11,188	0.02%	1.40%	-15.83%
2021		3	$18.26	$49	2.22%	1.40%	9.34%
2020		2	$16.70	$41	2.63%	1.40%	6.44%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2024		835	$96.29	$80,429	0.41%	1.40%	32.72%
2023		940	$72.55	$68,170	0.51%	1.40%	43.98%
2022		1,016	$50.39	$51,199	0.40%	1.40%	-31.00%
2021		1,107	$73.03	$80,839	0.52%	1.40%	28.85%
2020		1,210	$56.68	$68,598	0.56%	1.40%	36.55%
Voya Russell™ Large Cap Index Portfolio - Class I
2024		173	$67.80	$11,754	1.11%	1.40%	25.16%
2023		197	$54.16	$10,682	1.30%	1.40%	27.62%
2022		215	$42.44	$9,125	0.64%	1.40%	-21.19%
2021		226	$53.85	$12,146	1.14%	1.40%	25.64%
2020		250	$42.86	$10,694	1.41%	1.40%	20.16%
54

SEPARATE ACCOUNT N
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit	Net	Investment
	Inception	Units	Fair	Assets	Income	Expense	Total
	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2024		40	$55.23	$2,210	0.14%	1.40%	19.60%
2023		46	$46.18	$2,122	0.20%	1.40%	23.28%
2022		50	$37.46	$1,889	0.00%	1.40%	-28.17%
2021		52	$52.15	$2,735	0.04%	1.40%	10.46%
2020		57	$47.21	$2,706	0.16%	1.40%	32.65%
Voya Small Company Portfolio - Class I
2024		—	$39.27	$16	0.00%	1.40%	8.99%
2023		—	$36.02	$15	0.00%	1.40%	16.34%
2022		—	$30.96	$13	0.00%	1.40%	-17.83%
2021		—	$37.68	$18	0.00%	1.40%	13.15%
2020		1	$33.30	$22	1.47%	1.40%	10.74%
Voya MidCap Opportunities Portfolio - Class I
2024		841	$37.40	$31,458	0.00%	1.40%	14.30%
2023		958	$32.72	$31,350	0.00%	1.40%	21.82%
2022		1,031	$26.86	$27,684	0.00%	1.40%	-26.11%
2021		1,126	$36.35	$40,942	0.00%	1.40%	10.52%
2020		1,265	$32.89	$41,614	0.11%	1.40%	39.19%
Voya SmallCap Opportunities Portfolio - Class I
2024		167	$85.83	$14,332	0.70%	1.40%	17.24%
2023		171	$73.20	$12,499	0.00%	1.40%	19.24%
2022		187	$61.39	$11,449	0.00%	1.40%	-24.15%
2021		200	$80.94	$16,178	0.00%	1.40%	3.21%
2020		222	$78.42	$17,434	0.00%	1.40%	24.59%
Wanger Acorn
2024		134	$41.46	$5,538	0.00%	1.40%	12.60%
2023		155	$36.82	$5,691	0.00%	1.40%	20.05%
2022		96	$30.67	$2,959	0.00%	1.40%	-34.40%
2021		101	$46.75	$4,717	0.76%	1.40%	7.37%
2020		109	$43.54	$4,752	0.00%	1.40%	22.51%

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.
(e)	As subaccount had no investments until 2024, this data is not meaningful and therefore not presented.
55

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of ReliaStar Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2024 and 2023, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2024, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor's Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

April 1, 2025

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2024	2023
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$6,334,398	$6,738,042
Bonds - securities loaned and pledged	219,422	210,937
Mortgage loans	963,460	1,061,532
Contract loans	161,973	172,741
Cash and short term investments	144,672	307,990
Other invested assets	687,947	658,621
Subsidiaries	481,460	507,355
Securities lending collateral	116,786	115,700
Derivatives	53,336	93,285
Preferred stocks	69,232	53,359
Common stocks	37,635	37,029
Real estate occupied by the Company	41,613	43,391
Total cash and invested assets	9,311,934	9,999,982

Deferred and uncollected premiums	(527,387)	(430,712)
Accrued investment income	67,660	73,677
Reinsurance balances recoverable	867,470	774,953
Federal income tax recoverable including $5,000 & ($4,804) on realized capital gain & loss at December 31, 2024 and 2023, respectively	24,155	13,781
Indebtedness from related parties	27,358	26,208
Net deferred tax asset	143,256	188,677
Other assets	57,421	79,221
Separate account assets	2,645,800	2,398,225
Total admitted assets	$12,617,667	$13,124,012

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2024	2023
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$5,551,641	$6,154,343
Accident and health reserves	115,201	67,066
Deposit type contracts	1,003,114	1,016,833
Policyholders’ funds	190	158
Dividends payable	(3,991)	(3,835)
Policy and contract claims	833,271	599,037
Total policy and contract liabilities	7,499,426	7,833,602

Interest maintenance reserve	15,187	2,400
Accounts payable and accrued expenses	103,158	105,187
Reinsurance balances	506,842	675,226
Indebtedness to related parties	35,227	36,137
Asset valuation reserve	161,907	168,520
Net transfers to separate accounts due or accrued	1,535	950
Derivatives	46,996	49,804
Borrowed money	83,056	—
Payable for securities lending	116,786	115,700
Other liabilities	303,453	291,735
Separate account liabilities	2,645,800	2,398,225
Total liabilities	11,519,373	11,677,486

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Paid-in and contributed surplus	7,620	7,620
Unassigned surplus	1,088,174	1,436,406
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,098,294	1,446,526
Total liabilities and capital and surplus	$12,617,667	$13,124,012

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2024	2023	2022
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$1,331,412	$1,206,152	$1,069,408
Considerations for supplementary contracts with life contingencies	4,353	6,529	5,239
Net investment income	503,076	501,852	533,029
Amortization of interest maintenance reserve	(9,232)	3,186	6,472
Commissions, expense allowances and reserve adjustments on reinsurance ceded	272,260	206,011	238,660
Other revenue	67,589	64,430	74,287
Total premiums and other revenues	2,169,458	1,988,160	1,927,095

Benefits paid or provided:
Death benefits	108,026	103,271	97,572
Annuity benefits	58,023	63,129	56,316
Surrender benefits and withdrawals	836,810	795,956	589,065
Interest and adjustments on contract or deposit-type contract funds	34,014	34,030	51,498
Accident and health benefits	850,907	414,769	384,230
Other benefits	6,670	5,784	1,551
Decrease in life, annuity and accident and health reserves	(554,567)	(534,752)	(321,928)
Net transfers from separate accounts	(189,848)	(132,079)	(105,021)
Total benefits paid or provided	1,150,035	750,108	753,283

Insurance expenses and other deductions:
Commissions	365,937	340,935	313,899
General expenses	400,987	361,053	306,993
Insurance taxes, licenses and fees	97,863	84,371	77,188
Other deductions	7,251	29,360	45,242
Total insurance expenses and other deductions	872,038	815,719	743,321

Gains from operations before policyholder dividends, federal income taxes and net realized capital loss	147,385	422,333	430,491

Dividends to policyholders	889	1,277	(17)

Gains from operations before federal income taxes and net realized capital loss	146,496	421,056	430,508

Federal income tax (benefit) expense	(30,316)	18,503	2,744
Gains from operations before net realized capital loss	176,812	402,553	427,764
Net realized capital loss	(14,304)	(1,960)	(10,137)
Net income	$162,508	$400,593	$417,627

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2024	2023	2022
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	—	—	693
Release of gain on sale/leaseback of home property from unassigned surplus	—	—	(693)
Balance at end of year	—	—	—

Paid-in and contributed surplus:
Balance at beginning of year	7,620	7,620	336,120
Capital contributions returned - extraordinary distribution	—	—	(328,500)
Balance at end of year	7,620	7,620	7,620

Unassigned surplus:
Balance at beginning of year	1,436,406	1,774,199	1,442,343
Net income	162,508	400,593	417,627
Change in net unrealized capital (loss) gain	(39,953)	16,104	(16,156)
Change in nonadmitted assets	(20,872)	(31,886)	47,670
Change in liability for reinsurance in unauthorized companies	(4,828)	4,629	(22,443)
Change in reserve due to change in valuation basis	—	44,985	—
Change in asset valuation reserve	6,613	26,891	13,597
Tax on change in valuation basis	—	(8,706)	—
Change in net deferred income tax	(26,538)	(18,496)	(48,816)
Permitted practices	—	—	2,321,218
Deferred gain on reinsurance of existing business	—	—	(2,321,218)
Amortization of gain on reinsurance	(23,243)	(23,488)	(77,277)
Release of gain on sale/leaseback of home property to special surplus	—	—	693
Dividends to stockholder	(402,000)	(746,500)	—
Amortization of pension and other post-employment benefits	81	(1,919)	3,389
Prior period adjustment	—	—	13,572
Balance at end of year	1,088,174	1,436,406	1,774,199

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,098,294	$1,446,526	$1,784,319

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2024	2023	2022
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,426,178	$1,247,540	$1,085,535
Net investment income received	527,047	513,022	597,435
Commissions and expenses paid	(853,126)	(805,758)	(758,818)
Benefits paid	(1,835,726)	(1,652,493)	(1,225,904)
Net transfers from separate accounts	190,434	131,330	105,871
Dividends paid to policyholders	(1,045)	(1,076)	393
Federal income taxes recovered (paid)	14,942	(25,007)	26,199
Miscellaneous income	294,073	435,276	332,188
Net cash (used in) provided by operations	(237,223)	(157,166)	162,899

Investment Activities
Proceeds from investments sold, matured, or repaid:
Bonds	1,452,173	1,902,136	2,202,241
Stocks	1,452	91,217	5,555
Mortgage loans	150,536	135,153	238,376
Real estate	285	—	—
Other invested assets	45,120	83,314	85,250
Net (loss) gain on cash and short term investments	(63)	18	1,895
Miscellaneous proceeds	41,748	32,132	33,246
Total investment proceeds	1,691,251	2,243,970	2,566,563

Cost of investments acquired:
Bonds	1,112,432	1,015,658	2,123,331
Stocks	19,132	4,062	8,181
Mortgage loans	58,155	95,787	80,979
Real estate	—	—	466
Other invested assets	92,096	41,042	64,915
Miscellaneous applications	9,875	7,001	86,748
Total cost of investments acquired	1,291,690	1,163,550	2,364,620
Net decrease in contract loans	10,768	10,400	18,180
Net cash provided by investment activities	410,329	1,090,820	220,123

Financing and Miscellaneous Activities
Other cash (applied) provided:
Capital and surplus paid-in	—	—	(328,500)
Borrowed money	83,056	—	—
Net withdrawals on deposit type contracts	(13,719)	(116,988)	(13,273)
Dividends paid to stockholder	(402,000)	(746,500)	—
Other cash (applied) provided	(3,761)	(134,498)	104,866
Net cash used in financing and miscellaneous activities	(336,424)	(997,986)	(236,907)
Net (decrease) increase in cash and short term investments	(163,318)	(64,332)	146,115
Cash and short term investments:
Beginning of year	307,990	372,322	226,207
End of year	$144,672	$307,990	$372,322
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

In 2022, due to an implementation of new software, the Company revised its approach for calculating the Statement of Cash Flows. The current methodology, which is based on the guidance provided in the National Association of Insurance Commissioners ("NAIC") Instructions, resulted in classification changes for certain amounts. The Company has restated the prior period balances using the current methodology to provide comparable presentation for all periods disclosed. There is no impact to the beginning or ending cash balance as a result of this update.
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

Description of Business

The Company is principally engaged in the business of providing employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

Effective January 1, 2023, Actuarial Guideline ("AG") XLIV (Group Term Life Waiver of Premium Disabled Life Reserves) was revised. The Guideline incorporates the new 2023 Group Term Life Waiver ("GTLW") Mortality and Recovery Valuation Tables. Following Section VI of the revised AG XLIV, the Company applied the new 2023 GLTW valuation tables and the company-specific experience margins to the Group Term Life Waiver of Premium claims effective on and after January 1, 2023.

The Company also exercised the option in Section V of the revised AG XLIV, which allows disability claims effective on or after January 1, 2009 and on or before December 31, 2022 to be valued under Section VI. The impact of this retroactive adoption is an increase in surplus of $45.0 with the tax impact of the valuation basis change of ($8.7) reported in the Statement of Changes in Capital and Surplus on the Tax on change on valuation basis line.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
On August 13, 2023, with an effective date of September 30, 2023, the NAIC adopted Interpretation of the Statutory Accounting Principles (E) Working Group Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”) to provide temporary relief resulting from the nonadmit of the net realized losses deferred to the interest maintenance reserve ("IMR"). Provisions within this interpretation are permitted as a short-term solution until December 31, 2025.

Under INT 23-01, net negative (disallowed) IMR of up to 10% of the adjusted general account capital and surplus can now be admitted, with the exception of losses resulting from asset sales compelled by liquidity pressures and losses from derivatives, if such losses had not historically been deferred to IMR.

Correction of Errors

In the second quarter of 2022, the Company determined that it had overstated its Net Income for 2021 by $1.0 due to an over ceding of claims error. To correct the error, the Company recognized a cumulative prior period adjustment to decrease the surplus in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3").

In the third quarter of 2022, the Company determined that it had understated its Net Income for 2021 by $6.5 due to an under ceding of commissions. To correct the error, the Company recognized a cumulative prior period adjustment to increase the surplus in accordance with the provisions of SSAP No. 3.

In 2022, the Company determined that it had understated its Current Income Tax Recoverable by $7.0 and Net Deferred Tax Asset by $1.0, due to the incorrect recognition of gain on the dissolution of its subsidiary, Roaring River I, LLC. The dissolution qualified as a nontaxable disposition and should not have been recognized. To correct the error, the Company recognized a cumulative prior period adjustment increase in surplus of $8.0 in accordance with the provision of SSAP No. 3.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the NAIC.

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an Other Than Temporary Impairment ("OTTI") is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the IMR and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC. Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including residential mortgage backed securities, collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, the Company’s fixed maturities are designated at purchase as trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Fixed maturity investments are reported at fair value. For FVO securities or those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. For available-for-sale securities for which the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Changes in the allowance for credit losses are recorded in the statements of operations. Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives, and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as part of other assets and would be admitted to the extent that the amount is less than 10% of the Company's adjusted general account capital and surplus and the asset sales were not the result of liquidity pressures.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits, and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Short-term investments are reported at amortized cost which approximates fair value.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. Cash, cash equivalents and short term investments are stated at fair value.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Properties held for sale are reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate Investments ("SSAP No. 40R"), shall be nonadmitted until the required appraisals are obtained.

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. Deferred acquisition costs and value of business acquired is amortized on a constant level basis over the expected term of the related contracts.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are recognized as revenue when received. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation Method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U.S. GAAP, actuarially determined reserves are calculated to meet future obligations. This includes estimates of unpaid claims and claims that have been incurred but have not been reported as of the balance sheet date. Reserves for long-duration traditional life insurance contracts and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Reserves for payout contracts with life contingencies are equal to the present value of future payments. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value. Seed money contributed by the Company is reported as a component of Surplus in the separate account. Reserves are calculated based upon the CARVM.

Under U.S. GAAP, the Market Value Adjustment (“MVA”) separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company’s general account. Seed money is reported as an equity investment. Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, ("NAIC SAPP") are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101. See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the yield to worst method or the lower of cost or fair market value. The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds-Revised.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities, the retrospective adjustments methodology is utilized, including agency and non-agency pools.

Redeemable preferred stocks rated as medium quality or better are valued at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
and Perpetual preferred stocks are reported at its fair value with a ceiling of its effective call price.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short-term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR.

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Options: The Company may use equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within Fixed Indexed Annuities ("FIA") contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio.  Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non- qualifying hedging relationships.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiary is reported at the underlying statutory basis net assets, and the Company’s non-insurance subsidiary is reported at the underlying audited U.S. GAAP equity amount as promulgated by the NAIC SAPP. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an OTTI has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value of the related insurance/annuity policy.
Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 13.25% for 2024.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $97.6 and $121.6 for any surrender value promised in excess of the legally computed reserves at December 31, 2024 and 2023, respectively.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Department of Commerce-Insurance Division, is $3.0 billion and $5.0 billion at December 31, 2024 and 2023, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $296.6 and $329.5 at December 31, 2024 and 2023, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

Participating Insurance: Participating business approximates less than 1% of the Company's life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs from the qualified pension plan are allocated to the Company and charged to operations as contributions are made to the plan. Costs from plans sponsored by the Company are directly charged as incurred. Refer to Note 7 for details of the Company's employee benefit plans. The Company also provides a contributory retirement plan for substantially all employees.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2024	2023
	(In Thousands)
Deferred and uncollected premium	$8,682	$5,899
Agents' debit balances	1,293	2,979
Net deferred tax asset	269,341	246,720
Other	7,281	10,127
Total nonadmitted assets	$286,597	$265,725

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2024. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2024.
Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division. The Minnesota Department of Commerce-Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC SSAP has been adopted as a component of prescribed practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.
The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce-Insurance Division.
The Company, with the permission of the Minnesota Department of Commerce - Insurance Division, utilizes a straight-line amortization method over the estimated life of the reinsured business of 25 years to calculate the quarterly amortization on the deferred gain resulting from the January 4, 2021 reinsurance treaty with Security Life of Denver Company ("SLD"), to determine the amount to be recognized as income, instead of on a net tax basis as earnings emerge as required by NAIC SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). There is no impact to the Company’s total capital and surplus as a result of this permitted practice. The Company’s net income was decreased by an estimated $21.9 and by an estimated $8.5 and increased by an estimated $50.8 for the years ended December 31, 2024, 2023 and 2022, respectively, as a result of the permitted practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this permitted practice.

In the third quarter of 2022, the Company, with permission of the Minnesota Department of Commerce – Insurance Division, reclassified $2.3 billion from “Deferred gain on reinsurance of existing business" to "Permitted practice" to defer on a prospective basis the net gain resulted from recapture and contemporaneous ceding of in-force business, as part of the January 4, 2021, Individual Life Transaction. The net deferred gain is calculated based on SSAP 61R. The permitted practice had no impact on the Company’s net income or total capital and surplus. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this permitted practice.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
3.    Investments
Bonds and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2024
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$67,222	$—	$10,815	$56,407
States, municipalities, and political subdivisions	208,418	12	36,335	172,095
Foreign other (par value - $891,102)	890,274	13,881	61,701	842,454
Foreign government (par value - $68,227)	65,857	190	7,267	58,780
Corporate securities	2,621,867	25,855	260,833	2,386,889
Residential mortgage backed securities	979,586	21,212	128,616	872,182
Commercial mortgage backed securities	1,036,567	1,347	171,539	866,375
Other asset backed securities	684,028	11,004	7,398	687,634
Total bonds	6,553,820	73,501	684,504	5,942,816
Preferred stocks	68,424	1,637	2,591	67,470
Common stocks	39,789	741	2,895	37,635
Total equity securities	108,213	2,378	5,486	105,105
Total	$6,662,033	$75,879	$689,990	$6,047,921

At December 31, 2023
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$130,968	$39	$9,205	$121,802
States, municipalities, and political subdivisions	249,286	34	31,543	217,777
Foreign other (par value - $963,840)	963,180	15,424	63,667	914,937
Foreign government (par value - $72,017)	69,567	974	5,236	65,305
Corporate securities	2,722,557	26,508	244,473	2,504,592
Residential mortgage backed securities	963,815	35,181	126,472	872,524
Commercial mortgage backed securities	1,156,544	585	193,567	963,562
Other asset backed securities	693,063	5,310	13,799	684,574
Total bonds	6,948,980	84,055	687,962	6,345,073
Preferred stocks	51,315	2,599	2,180	51,734
Common stocks	38,902	433	2,306	37,029
Total equity securities	90,217	3,032	4,486	88,763
Total	$7,039,197	$87,087	$692,448	$6,433,836

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying values is as follows:

	December 31
	2024	2023

Amortized cost	$6,553,820	$6,948,980
Adjustment for below investment grade bonds	—	(1)
Carrying value	$6,553,820	$6,948,979

The aggregate fair value of bonds with unrealized losses and the time period that amortized cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2024
Fair value	$915,740	$40,798	$4,986,278	$5,942,816
Unrealized loss	15,676	1,045	667,783	684,504

At December 31, 2023
Fair value	$90,017	$255,646	$4,532,736	$4,878,399
Unrealized loss	1,452	9,018	677,492	687,962

The amortized cost and fair value of investments in bonds at December 31, 2024, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$86,567	$84,900
Due after 1 year through 5 years	761,685	746,367
Due after 5 years through 10 years	754,339	730,507
Due after 10 years	2,251,048	1,954,851
	3,853,639	3,516,625
Residential mortgage-backed securities	979,586	872,182
Commercial mortgage-backed securities	1,036,567	866,375
Other asset-backed securities	684,028	687,634
Total	$6,553,820	$5,942,816

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.
While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans originated before 2009 to customers with better credit profiles (vis-à-vis subprime borrowers) but lack some element(s), such as documentation to substantiate income; residential mortgage loans originated before 2009 to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities originated before 2009 backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2024
Residential mortgage-backed securities	$35,424	$33,792	$33,876	$5
Equity investment in subsidiary, controlled or affiliated companies	324	317	310	2
Structured securities	4,489	4,492	4,803	—
Total	$40,237	$38,601	$38,989	$7

December 31, 2023
Residential mortgage-backed securities	$39,499	$39,028	$36,572	$29
Equity investment in subsidiary, controlled or affiliated companies	356	353	348	—
Structured securities	5,832	5,842	6,119
Total	$45,687	$45,223	$43,039	$29

December 31, 2022
Residential mortgage-backed securities	$49,285	$49,107	$47,948	$—
Equity investment in subsidiary, controlled or affiliated companies	339	335	340	—
Structured securities	7,721	7,744	7,961	—
Total	$57,345	$57,186	$56,249	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2024 or 2023.

The following table shows prepayment penalty and acceleration fees at December 31, 2024, 2023, and 2022:

	General Account	Separate Account
	(In Thousands)
2024
Number of CUSIPs	16	—
Aggregate Amount of Investment Income	$1,087	$—

2023
Number of CUSIPs	23	—
Aggregate Amount of Investment Income	$1,328	$—

2022
Number of CUSIPs	270	—
Aggregate Amount of Investment Income	$5,475	$—

The following table shows 5GI securities at December 31, 2024 and 2023:

Investment	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
			(In Thousands)
	2024	2023	2024	2023	2024	2023
Bonds - AC	5	5	$1,846	$2,977	$2,174	$4,055
LB&SS- AC	8	8	787	637	1,707	2,223
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	13	13	$2,633	$3,614	$3,881	$6,278

AC- Amortized Cost FV- Fair Value LB- Loan-backed Securities SS- Structured Securities

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2024 were 10.08% and 5.00%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2024 and 2023.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2024, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 85% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2024 and 2023:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2024
Recorded investment (all)
Current	$—	$—	$—	$—	$962,404	$—	$962,404
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	1,056	—	1,056
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$950,356	$—	$950,356

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2023
Recorded investment (all)
Current	$—	$—	$—	$—	$1,056,655	$—	$1,056,655
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	4,877	—	4,877
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,044,463	$—	$1,044,463

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2024 and December 31, 2023.

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2024, 2023 and 2022:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2024
Average recorded investment	$—	$—	$—	$—	$7,846	$—	$7,846
Interest income recognized	—	—	—	—	310	—	310
Recorded Investments on nonaccrual status	—	—	—	—	1,056	—	1,056
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	311	—	311

December 31, 2023
Average recorded investment	$—	$—	$—	$—	$7,871	$—	$7,871
Interest income recognized	—	—	—	—	336	—	336
Recorded Investments on nonaccrual status	—	—	—	—	4,877	—	4,877
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	346	—	346

December 31, 2022
Average recorded investment	$—	$—	$—	$—	$11,485	$—	$11,485
Interest income recognized	—	—	—	—	520	—	520
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	536	—	536

The Company recognizes interest income on its impaired loans upon receipt.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has no allowances for credit losses as of December 31, 2024 and 2023.

The following table shows mortgage loans derecognized as a result of foreclosure as of December 31, 2024 and 2023.

	2024	2023
	(In Thousands)
Aggregate amount of mortgage loans derecognized	$4,877	$9,436
Real estate collateral recognized	—	—
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

During the fourth quarter of 2023, the Company reclassified the Atlanta building, which was previously classified as held for sale, to properties occupied by the company, as the sale of the property is not expected within one year. As a result of this decision, the Company recognized depreciation of $3.2.

During the third quarter of 2024, the Company sold 1.244 acres of residential land. As a result of this sale, the company recognized a gain of $0.1.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Net Realized Capital Gains and Losses
Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2024	2023	2022
	(In Thousands)
Realized capital loss	$(10,798)	$(34,450)	$(4,941)
Amount transferred to IMR (net of related taxes of
($397) in 2024, ($7,360) in 2023 and $51 in 2022)	1,494	27,686	(191)
Federal income tax (expense) benefit	(5,000)	4,804	(5,005)
Net realized capital loss	$(14,304)	$(1,960)	$(10,137)

Realized capital losses include losses of $10.5, $42.3 and $94.1 related to securities that have experienced an other than temporary decline in value during 2024, 2023 and 2022, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $0.8 billion, $1.4 billion and $1.5 billion in 2024, 2023 and 2022, respectively. Gross gains of $6.5, $18.2 and $35.2 and gross losses of $33.4, $48.6 and $29.0 during 2024, 2023 and 2022, respectively, were realized on those sales. A portion of the gains and losses realized in 2024, 2023 and 2022 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses, in aggregate, the OTTI recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2024:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$2,016	$77	$—	$1,939
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$2,016	$77	$—	$1,939

Second quarter:
Aggregate intent to sell	$3,273	$1,316	$—	$1,957
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$3,273	$1,316	$—	$1,957

Third quarter:
Aggregate intent to sell	$692	$138	$—	$554
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$692	$138	$—	$554

Fourth quarter:
Aggregate intent to sell	$10,716	$2,036	$—	$8,680
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$10,716	$2,036	$—	$8,680

Total	N/A	$3,567	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses in aggregate the OTTI recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2023:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$395	$99	$—	$296
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$395	$99	$—	$296

Second quarter:
Aggregate intent to sell	$20,241	$5,782	$—	$14,458
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$20,241	$5,782	$—	$14,458

Third quarter:
Aggregate intent to sell	$95,547	$35,834	$—	$59,713
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$95,547	$35,834	$—	$59,713

Fourth quarter:
Aggregate intent to sell	$2,099	$384	$—	$1,715
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$2,099	$384	$—	$1,715

Total	N/A	$42,099	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2022.

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$131,648	$34,281	$—	$97,367
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$131,648	$34,281	$—	$97,367

Second quarter:
Aggregate intent to sell	$11,849	$2,585	$—	$9,264
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$11,849	$2,585	$—	$9,264

Third quarter:
Aggregate intent to sell	$127,036	$44,687	$—	$82,349
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$127,036	$44,687	$—	$82,349

Fourth quarter:
Aggregate intent to sell	$10,174	$3,798	$—	$6,376
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$10,174	$3,798	$—	$6,376

Total	N/A	$85,351	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses, in detail the OTTI’s arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R in 2024:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
23312VAS5	$658	$363	$295	$363	$363	3/31/2024
92913BAJ7	124	113	11	113	113	6/30/2024
92914QAJ3	49	40	8	40	40	6/30/2024
92917EAC2	138	85	53	85	85	6/30/2024
69348RTC0	99	94	5	94	94	9/30/2024
Total	$1,068	$695	$372	$695	$695

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0.4, $0.2 and $0.0 in 2024, 2023 and 2022, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2024
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$5,576	$143,470
Greater than 12 months	301,977	1,302,818
Total	$307,553	$1,446,288

	December 31, 2023
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$2,687	$106,889
Greater than 12 months	331,151	1,749,336
Total	$333,838	$1,856,225

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

During 2024, the Company had impairments on holdings where the market value was less than 90% of book value, and it was determined that these values were not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairment in 2024 are as follows:

Description	Amount of Impairment
(In Thousands)
ICON PARTNERS III LP	$16
THUNDER PARENT INC	3,443
Total	$3,459

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2024	2023	2022
	(In Thousands)
Income:
Equity securities	$6,303	$10,130	$9,133
Bonds	345,575	360,744	384,147
Mortgage loans	47,065	49,287	51,877
Derivatives	4,495	34	(2,692)
Contract loans	7,388	8,103	7,936
Real estate	3,448	4,283	5,382
Other invested assets	59,961	51,707	65,241
Common stock - affiliated	46,996	37,698	43,000
Other	13,879	13,982	4,275
Total investment income	535,110	535,968	568,298
Investment expenses	(32,034)	(34,116)	(35,269)
Net investment income	$503,076	$501,852	$533,029

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The gross, nonadmitted, and admitted amounts for interest income due and accrued as of year-end are as follows:

Accrued Investment Income	2024	2023
	(In Thousands)
Gross	$68,212	$73,795
Nonadmitted	552	118
Admitted	$67,660	$73,677

The company did not have any aggregate deferred interest as of December 31, 2024 and December 31, 2023.

The cumulative amount of paid-in-kind interest included in the current principal balance is $37.0 and $32.0, respectively for the years ended December 31, 2024 and December 31, 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The securities received in the program cannot be sod or repledged. As of December 31, 2024 and 2023, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $54.7 and $43.9, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $164.7 and $154.0 at December 31, 2024 and 2023, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2024 and 2023 are shown below:

	2024	2023
	(In Thousands)
Open	$—	$—
30 days or less	45,473	100,757
31 to 60 days	27,091	4,469
61 to 90 days	4,050	2,425
Greater than 90 days	40,172	8,050
Securities received	—	—
Total collateral received	$116,786	$115,701

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2024 and 2023 are shown below:

	2024		2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—	$—	$—
30 days or less	45,473	45,476	100,757	100,757
31 to 60 days	27,091	27,093	4,469	4,470
61 to 90 days	4,050	4,052	2,425	2,426
91 to 120 days	20,105	20,110	4,250	4,250
121 to 180 days	7,066	7,074	2,050	2,052
181 to 365 days	9,000	9,017	1,750	1,753
1 to 2 years	785	786	—	—
2 to 3 years	3,216	3,218	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$116,786	$116,826	$115,701	$115,708

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

The amounts held as collateral for transactions that extend beyond one year at December 31, 2024 and 2023 are shown below:

Description of Collateral	2024	2023
GMALT_24-1 - USD	$367	$—
HALST_24-B - USD	418	—
PILOT_24-1 - USD	396	—
FORDL_24-B - USD	917	—
GMCAR_24-2 - USD	392	—
HART_24-B - USD	745	—
GMCAR_24-3 - USD	766	—
Total Collateral Extending beyond one year	$4,001	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. The Company has determined the estimated maximum borrowing capacity as $4.0 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2024			2023
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	8,034	—	8,034	8,561	—	8,561
Activity stock	23,625	—	23,625	22,500	—	22,500
Excess stock	—	—	—	—	—	—
Aggregate total	$31,659	$—	$31,659	$31,061	$—	$31,061

Actual or estimated borrowing capacity as determined by the insurer			$669,238			$661,287

All FHLB membership stock is not eligible for redemption.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2024
General account	$769,748	$989,738	$525,000	$884,448	$1,057,501	$525,000
Separate account	$—	$—	$—	$—	$—	$—
Total	$769,748	$989,738	$525,000	$884,448	$1,057,501	$525,000

As of December 31, 2023
General account	$751,054	$944,852	$500,000	$751,054	$944,852	$500,000
Separate account	$—	$—	$—	$—	$—	$—
Total	$751,054	$944,852	$500,000	$751,054	$944,852	$500,000

The amount borrowed from FHLB resulted in the following at the end of December 31, 2024:

	Total	General Account	Separate Account	Funding Agreements Reserves Established	Maximum Amount During Reporting Period
	(In Thousands)
As of December 31, 2024
(a) Debt	$—	$—	$—	XXX	$—
(b) Funding Agreements	525,000	525,000	—	$528,345	525,000
(c) Other	—	—	—	XXX	—
(d) Aggregate Total (a+b+c)	$525,000	$525,000	$—	$528,345	$525,000

As of December 31, 2023
(a) Debt	$—	$—	$—	XXX	$—
(b) Funding Agreements	500,000	500,000	—	$504,916	545,000
(c) Other	—	—	—	XXX	—
(d) Aggregate Total (a+b+c)	$500,000	$500,000	$—	$504,916	$545,000

The Company has no prepayment obligations for debt, funding agreements, or other as of December 31, 2024.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2024:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$192,261	$—	$—	$—	$192,261	$159,636	$32,625	$—	$192,261	1.5%	1.5%
Subject to reverse repurchase agreements	18,178	—	—	—	18,178	—	18,178	—	18,178	0.1	0.1
FHLB capital stock	31,659	—	—	—	31,659	31,061	598	—	31,659	0.2	0.3
On deposit with states	26,331	—	—	—	26,331	26,319	12	—	26,331	0.2	0.2
Pledged collateral to FHLB (including assets backing funding agreements)	989,738	—	—	—	989,738	944,852	44,886	—	989,738	7.7	7.8
Derivative Pledged Collateral	27,161	—	—	—	27,161	51,301	(24,140)	—	27,161	0.2	0.2
Total restricted assets	$1,285,328	$—	$—	$—	$1,285,328	$1,213,169	$72,159	$—	$1,285,328	9.9%	10.1%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows assets pledged as collateral or restricted at December 31, 2023:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$159,636	$—	$—	$—	$159,636	$174,155	$(14,519)	$—	$159,636	1.2%	1.2%
FHLB capital stock	31,061	—	—	—	31,061	31,800	(739)	—	31,061	0.2	0.2
On deposit with states	26,319	—	—	—	26,319	26,426	(107)	—	26,319	0.2	0.2
Pledged collateral to FHLB (including assets backing funding agreements)	944,852	—	—	—	944,852	972,885	(28,033)	—	944,852	7.1	7.2
Derivative Pledged Collateral	51,301	—	—	—	51,301	41,391	9,910	—	51,301	0.4	0.4
Total restricted assets	$1,213,169	$—	$—	$—	$1,213,169	$1,246,657	$(33,488)	$—	$1,213,169	9.1%	9.2%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows collateral received and reflected as assets at December 31, 2024:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$56,543	$56,543	0.55%	0.57%
Reinvested collateral assets owned	116,786	116,825	1.14	1.17
Total collateral Assets	$173,329	$173,368	1.69%	1.74%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$173,329	1.95%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows collateral received and reflected as assets at December 31, 2023:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$133,457	$133,457	1.21%	1.24%
Reinvested collateral assets owned	115,700	115,708	1.05	1.08
Total collateral assets	$249,157	$249,165	2.26%	2.32%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset (General Account)*	$249,157	2.69%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2024, the Company's investments which experienced troubled debt restructuring consisted of three commercial mortgage loans with a total carrying value of

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
$7.3. As of December 31, 2023, the Company held two commercial mortgage loans with a carrying value of $6.5. The Company realized losses related to these investments of $0.0, $0.0, and $1.4 during 2024, 2023, and 2022, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reverse Repurchase Agreements
The Company may periodically enter into a reverse repurchase secured borrowing agreement as a temporary bridge liquidity facility to better match operational cash flow needs. In such cases, the Company will pledge investment grade corporate bonds to an approved dealer counterparty. As part of the agreement, the dealer will apply haircuts depending on specific collateral characteristics, and only advance funds against the lendable value (i.e., over-collateralized loan) of the collateral. The effective reverse repurchase borrowing rate will be market dependent, but in line with similar short-term collateralized lending rates.

The company entered into repo agreements with bilateral trades with the following original and residual maturity amounts in 2024 and 2023:

Original (Flow) & Residual Maturity
12/31/2024	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
2 Days to 1 Week	$—	$—	$30,004	$—
> 1 Week to 1 Month	$—	$3,000	$170,001	$73,903

Ending Balance
2 Days to 1 Week	$—	$—	$—	$—
> 1 Week to 1 Month	$—	$3,000	$25,000	$15,001

12/31/2023	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
> 1 Week to 1 Month	$—	$5,001	$5,099	$18,000

Ending Balance
> 1 Week to 1 Month	$—	$—	$—	$—

No securities sold and/or acquired resulted in default.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The fair value of the securities acquired by the Company, under repo secured borrowings during the years 2024 and 2023 are as follows:

12/31/2024	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount	$—	$3,000	$200,005	$73,903
Ending Balance	$—	$3,000	$25,000	$15,001

12/31/2023	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount	$—	$5,001	$5,099	$18,000
Ending Balance	$—	$—	$—	$—

Securities Acquired Under Repo – Secured Borrowing as of 12/31/2024 were bonds with an NAIC 1 Designation and a fair value of $15.0. No securities were held as of 12/31/2023.

Collateral provided for secured borrowing during the years 2024 and 2023 are as follows:

12/31/2024	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
Cash	$—	$—	$—	$252
Securities (FV)	$—	$3,448	$210,531	$77,794

Ending Balance
Cash	$—	$—	$—	$252
Securities (FV)	$—	$3,448	$26,316	$15,254

12/31/2023	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
Securities (FV)	$—	$5,279	$5,324	$19,353

Ending Balance
Securities (FV)	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Allocation of aggregate collateral pledged by remaining contractual maturity as of December 31, 2024 were as follows:

	AMORTIZED COST	FAIR VALUE
Overnight and Continuous	$252	$252
30 Days or Less	$—	$—
31 to 90 Days	$—	$—
> 90 Days	$18,178	$15,254

The Company had no aggregate collateral pledged as of December 31, 2023.

The Company had no recognized receivable for return of collateral on secured borrowing as of December 31, 2024 or 2023.

Recognized liability to return collateral on secured borrowing during the year are as follows:

12/31/2024	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
Repo Securities Sold/Acquired with Cash Collateral	$—	$3,000	$200,005	$73,903

Ending Balance
Repo Securities Sold/Acquired with Cash Collateral	$—	$3,000	$25,000	$15,001

12/31/2023	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
Repo Securities Sold/Acquired with Cash Collateral	$—	$5,001	$5,099	$18,000

Ending Balance
Repo Securities Sold/Acquired with Cash Collateral	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

	As of December 31, 2024	As of December 31, 2023
Collateral Type:	(In Thousands)
Cash
Held - OTC contracts	$5,744	$59,306
Pledged- Cleared Contracts	3,092	39,585

Securities
Held	$409	$394
Delivered	27,161	51,301

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2024 and 2023, the total amount would be $15.2 and $20.0, respectively.

The table below summarizes the Company’s derivative contracts at December 31, 2024 and 2023:

	Notional Amount	Net Carrying Value	Fair Value
	(In Thousands)
December 31, 2024
Derivative contracts:
Credit contracts	$15,162	$(58)	$(113)
Equity contracts	35,337	713	713
Foreign exchange contracts	115,659	6,009	7,608
Interest rate contracts	3,650,241	(324)	(5,117)
Total derivatives	$3,816,399	$6,340	$3,091

December 31, 2023
Derivative contracts:
Credit contracts	$20,000	$(72)	$(242)
Equity contracts	35,486	752	752
Foreign exchange contracts	122,744	1,336	3,845
Interest rate contracts	7,046,214	41,465	13,605
Total derivatives	$7,224,444	$43,481	$17,960

The Company does not have any derivative contracts with financing premiums.

The Company does not have any derivative with excluded components.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $302.0 and $291.8 and an aggregate fair value of $271.7 and $265.6 at December 31, 2024 and 2023, respectively. Those holdings amounted to 4.6% and 4.2% of the Company’s investments in bonds at December 31, 2024 and 2023, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $49.9 and $38.1 with an aggregate fair value of $48.2 and $36.2 at December 31, 2024 and 2023, respectively. The carrying value of these holdings amounted to 0.8% and 0.5% of the Company’s investment in bonds at December 31, 2024 and 2023, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2024		2023
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Loan-to-Value
0% - 50%	$757,669	78.6%	$838,645	78.9%
50% - 60%	185,749	19.3	197,100	18.6
60% - 70%	18,986	2.0	20,910	2.0
80% - 90%	1,056	0.1	4,877	0.5
Total	$963,460	100.0%	$1,061,532	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$666,231	69.1%	$720,861	68.0%
1.25x to 1.5x	139,234	14.5	120,542	11.4
1.0x to 1.25x	92,450	9.6	116,183	10.9
Less than 1.0x	54,045	5.6	94,938	8.9
Not Applicable*	11,500	1.2	9,008	0.8
Total	$963,460	100.0%	$1,061,532	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2024		As of December 31, 2023
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$243,753	25.2%	$282,364	26.5%
Hotel/Motel	23,215	2.4	24,260	2.3
Industrial	259,114	26.9	249,035	23.5
Mixed Use	12,151	1.3	13,159	1.2
Office	161,595	16.8	178,140	16.8
Other	42,451	4.4	44,309	4.2
Retail	221,181	23.0	270,265	25.5
Total	$963,460	100.0%	$1,061,532	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2024		As of December 31, 2023
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$290,175	30.1%	$315,749	29.8%
South Atlantic	221,559	23.1	230,497	21.8
West South Central	96,650	10.0	97,018	9.1
East North Central	67,201	7.0	72,631	6.8
Middle Atlantic	140,730	14.6	180,579	17.0
Mountain	80,200	8.3	87,177	8.2
West North Central	33,975	3.5	40,719	3.8
New England	18,360	1.9	18,937	1.8
East South Central	14,610	1.5	18,225	1.7
Total	$963,460	100.0%	$1,061,532	100.0%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2024	2023
	(In Thousands)
2024	$55,011	$—
2023	85,332	90,464
2022	80,257	82,132
2021	89,333	97,579
2020	37,459	49,268
2019	71,328	87,116
2018 and prior	544,740	654,973
Total	$963,460	$1,061,532

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
6.    Reserves
At December 31, 2024 and 2023, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2024	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$6,217	$10,872	$—	$17,089	0.4%
At book value less current surrender charge of 5% or more	29,857	—	—	29,857	0.6
At fair value	—	—	1,010,383	1,010,383	22.0
Total with market value adjustment or at fair value	36,074	10,872	1,010,383	1,057,329	23.0
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	3,370,075	—	—	3,370,075	73.5
Not subject to discretionary withdrawal	159,675	—	6	159,681	3.5
Total gross individual annuities reserves	3,565,824	10,872	1,010,389	4,587,085	100.0%
Less reinsurance ceded	322,385	—	—	322,385
Total net individual annuities reserves	$3,243,439	$10,872	$1,010,389	$4,264,700
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$6,299	$—	$—	$6,299

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	421	—	—	421	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	421	—	—	421	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	1,672,467	—	—	1,672,467	94.3
Not subject to discretionary withdrawal	99,775	—	—	99,775	5.7
Total gross group annuities reserves	1,772,663	—	—	1,772,663	100.0%
Less reinsurance ceded	22,674	—	—	22,674
Total net group annuities reserves	$1,749,989	$—	$—	$1,749,989
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$189	$—	$—	$189

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	Percent of Total

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	331,153	—	—	331,153	30.5
Not subject to discretionary withdrawal	755,408	—	—	755,408	69.5
Total gross deposit type contracts reserves	1,086,561	—	—	1,086,561	100.0%
Less reinsurance ceded	$83,447	—	—	83,447
Total net deposit type contracts reserves	$1,003,114	$—	$—	$1,003,114
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2023	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$8,631	$12,385	$—	$21,016	0.4%
At book value less current surrender charge of 5% or more	46,080	—	—	46,080	0.9
At fair value	—	—	954,475	954,475	19.0
Total with market value adjustment or at fair value	54,711	12,385	954,475	1,021,571	20.3
At book value without adjustment (minimal or no charge or adjustment)	3,822,502	—	—	3,822,502	76.3
Not subject to discretionary withdrawal	169,505	—	5	169,510	3.4
Total gross individual annuities reserves	4,046,718	12,385	954,480	5,013,583	100.0%
Less reinsurance ceded	405,160	—	—	405,160
Total net individual annuities reserves	$3,641,558	$12,385	$954,480	$4,608,423
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$8,825	$—	$—	$8,825

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	429	—	—	429	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	429	—	—	429	—%
At book value without adjustment (minimal or no charge or adjustment)	1,857,645	—	—	1,857,645	94.5
Not subject to discretionary withdrawal	106,680	—	—	106,680	5.5
Total gross group annuities reserves	1,964,754	—	—	1,964,754	100.0%
Less reinsurance ceded	26,931	—	—	26,931
Total net group annuities reserves	$1,937,823	$—	$—	$1,937,823
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$193	$—	$—	$193

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	$—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	$366,862	$—	$—	$366,862	33.2
Not subject to discretionary withdrawal	736,730	—	—	736,730	66.8
Total gross deposit-type contract reserves	1,103,592	—	—	1,103,592	100.0%
Less reinsurance ceded	86,760	—	—	86,760
Total net deposit-type contract reserves	$1,016,832	$—	$—	$1,016,832
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
At December 31, 2024 and 2023, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2024
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$229,548	$835,602
Universal Life	942,048	910,108	1,098,873
Universal Life with Secondary Guarantees	926,469	923,037	2,170,260
Other Permanent Cash Value Life Insurance	223,652	957,180	1,126,510
Variable Life	2,574	2,574	2,574
Variable Universal Life	157,178	157,113	148,567
Miscellaneous Reserves	—	—	36,500
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,044,113
Accidental Death Benefits	XXX	XXX	393
Disability- Active Lives	XXX	XXX	26,529
Disability- Disabled Lives	XXX	XXX	229,551
Miscellaneous Reserves	XXX	XXX	474,170
Total gross life insurance reserves	2,251,921	3,179,560	13,193,642
Less reinsurance ceded	2,100,973	2,958,655	12,635,429
Total net general account life insurance reserves	$150,948	$220,905	$558,213

Separate Account with Guarantees
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	$38,723	$38,723	$38,723
Variable Universal Life	1,586,638	1,585,378	1,585,378
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	1,975
Total gross life insurance reserves	1,625,361	1,624,101	1,626,076
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,625,361	$1,624,101	$1,626,076

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2023
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$213,128	$788,418
Universal Life	986,595	949,829	1,150,120
Universal Life with Secondary Guarantees	1,025,305	1,020,551	2,249,203
Other Permanent Cash Value life Insurance	229,370	1,022,037	1,172,136
Variable Life	2,810	2,810	2,810
Variable Universal life	155,796	155,725	148,179
Miscellaneous Reserves	—	—	38,943
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,418,093
Accidental Death Benefits	XXX	XXX	840
Disability- Active Lives	XXX	XXX	27,538
Disability- Disabled Lives	XXX	XXX	236,168
Miscellaneous Reserves	XXX	XXX	544,080
Total gross life insurance reserves	2,399,876	3,364,080	13,776,528
Less reinsurance ceded	2,250,087	3,144,854	13,201,566
Total net general account life insurance reserves	$149,789	$219,226	$574,962

Separate Account with Guarantees
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	$33,829	$33,829	$33,829
Variable Universal life	1,396,960	1,395,607	1,395,607
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	2,690
Total gross life insurance reserves	1,430,789	1,429,436	1,432,126
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,430,789	$1,429,436	$1,432,126

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2024 and 2023 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2024
Ordinary new business	$3,624	$(158)
Ordinary renewal	(95,272)	(98,093)
Group Life	(91,268)	(95,877)
Totals	$(182,916)	$(194,128)

December 31, 2023
Ordinary new business	$3,164	$(276)
Ordinary renewal	(99,573)	(102,312)
Group Life	(81,828)	(86,101)
Totals	$(178,237)	$(188,689)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
7.    Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”). The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance pension formula where participants earn a credit equal to 4% of eligible pay. The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan, which are based on salary cost incurred, were $4.0, $3.6 and $4.0 for 2024, 2023 and 2022, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $7.4, $6.9 and $5.8 for 2024, 2023 and 2022, respectively.

Omnibus Plan: Certain employees of the Company participate in the Omnibus Employee Incentive Plans (the "Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options. While the Company is not directly liable for the costs, an allocation is made based on the cost center of the participating employees. The costs allocated to the Company under these holding company arrangements for employee participation were $12.6, $14.2 and $13.4 for 2024, 2023 and 2022, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $0.1 and $0.1 for the years ended December 31, 2024 and 2023, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Retiree Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly health reimbursement arrangement ("HRA") contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2024	2023	2024	2023
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$17,497	$17,540
Service cost	—	—	—	—
Interest cost	—	—	868	901
Contribution by plan participants	—	—	—	—
Actuarial (loss) gain	—	—	(488)	1,414
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(2,271)	(2,358)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$15,606	$17,497

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Overfunded		Underfunded
	2024	2023	2024	2023
	(In Thousands)
Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$2,070	$2,191
Service cost	—	—	—	—
Interest cost	—	—	99	113
Contribution by plan participants	—	—	448	293
Actuarial gain (loss)	—	—	287	(3)
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(1,077)	(524)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$1,827	$2,070

Special or Contractual Benefits Per SSAP No. 11*
Benefit obligation at end of year	$—	$—	$—	$—

* SSAP No. 11, Postemployment Benefits and Compensated Absences ( "SSAP No. 11")
A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits
	2024	2023	2024	2023
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Reporting entity contribution	2,272	2,358	629	231
Plan participants' contributions	—	—	448	293
Benefits paid	(2,272)	(2,358)	(1,077)	(524)
Fair value of plan assets at end of year	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2024	2023	2024	2023
	(In Thousands)

Components:
Accrued benefit costs	$13,325	$14,503	$3,850	$4,726
Liability for pension benefits	2,281	2,994	(2,023)	(2,656)

Assets and Liabilities recognized:
Liabilities recognized	15,606	17,497	1,827	2,070

Unrecognized liabilities	$—	$—	$—	$—

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	(In Thousands)
Interest cost	$868	$901	$647	$99	$113	$68	$—	$—	$—
Transition asset or obligation	—	—	—	—	—	—	—	—	—
Gains and losses	226	—	700	(321)	(330)	(278)	—	—	—
Prior service cost or credit	—	—	—	(25)	(177)	(527)	—	—	—
Total net periodic benefit cost	$1,094	$901	$1,347	$(247)	$(394)	$(737)	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2024	2023	2022	2024	2023	2022
	(In Thousands)
Items not yet recognized - prior year	$2,994	$1,580	$5,146	$(2,656)	$(3,158)	$(3,335)
Net prior service cost or credit recognized	—	—	—	25	177	527
Net gain and loss arising during period	(488)	1,414	(2,866)	287	(5)	(628)
Net gain and loss recognized	(226)	—	(700)	321	330	278
Items not yet recognized - current year	$2,280	$2,994	$1,580	$(2,023)	$(2,656)	$(3,158)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2024	2023	2022	2024	2023	2022
	(In Thousands)
Net transition asset or obligation	$—	$—	$—	$—	$—	$—
Net prior service cost or credit	—	—	—	(166)	(191)	(368)
Net recognized gains and losses	2,280	2,994	1,580	(1,857)	(2,465)	(2,792)

Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2024 and 2023 were as follows:

	2024	2023
Weighted average discount rate	5.88%	5.28%

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 5.56% and 5.16% as of December 31, 2024 and 2023, respectively.

Assumptions used in determining expense for the defined benefit plans as of December 31, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Weighted average discount rate	5.28%	5.47%	3.00%

The weighted-average discount rate used to determine expense of other benefit plans was 5.16%, 5.33% and 2.55% as of December 31, 2024, 2023, and 2022, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The amount of accumulated benefit obligation for defined benefit pension plans was $15.6 and $17.5 as of December 31, 2024 and 2023, respectively.

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2025	$2,354
2026	2,232
2027	2,106
2028	1,981
2029	1,847
2030 through 2034	7,256

The Company’s expected future contributions are equal to its expected future benefit payments.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date.

The Company does not have any regulatory contribution requirements for 2025, and the Company currently intends to make voluntary contributions of $2.4 to the defined benefit pension plan for 2025.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
8.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2024
Premium, consideration or deposits for the year	$—	$44,129	$44,129

Reserves for separate accounts with assets at:
Fair value	$10,872	$2,636,464	$2,647,336
Total reserves	$10,872	$2,636,464	$2,647,336

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$10,872	$—	$10,872
At fair value	—	2,636,458	2,636,458
Subtotal	$10,872	$2,636,458	$2,647,330
Not subject to discretionary withdrawal	$—	$6	$6
Total separate account aggregate reserves	$10,872	$2,636,464	$2,647,336

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)

December 31, 2023
Premium, consideration or deposits for the year	$—	$45,879	$45,879

Reserves for separate accounts with assets at:
Fair value	$12,385	$2,386,606	$2,398,991
Total reserves	$12,385	$2,386,606	$2,398,991

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$12,385	$—	$12,385
At fair value	—	2,386,601	2,386,601
Subtotal	$12,385	$2,386,601	$2,398,986
Not subject to discretionary withdrawal	$—	$5	$5
Total separate account aggregate reserves	$12,385	$2,386,606	$2,398,991

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2024 and 2023, the Company reported assets and liabilities from Individual Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2024
Individual Annuity	$1,012,374	$—
Individual Life	1,622,596	—
MVA	10,830	—
	$2,645,800	$—

December 31, 2023
Individual Annuity	$957,340	$—
Individual Life	1,427,875	—
MVA	13,010	—
	$2,398,225	$—

As of December 31, 2024 and 2023 separate account assets for products registered with the SEC totaled $2.6 billion and $2.4 billion, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2024	$12,753
2023	11,532
2022	12,131
2021	14,694
2020	12,302

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2024	$311
2023	281
2022	286
2021	200
2020	452

The Company does not engage in securities lending transactions within the separate account.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2024	2023	2022
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$44,342	$44,945	$52,940
Transfers from separate accounts	(234,190)	(177,024)	(157,962)
Transfers as reported in the Statements of Operations	$(189,848)	$(132,079)	$(105,021)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of bonds, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2024 and 2023 was $2.6 billion and $2.4 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account as of December 31, 2024 and 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
9.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement generally provides for a separate entity approach and that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Voya Financial, Inc.	Pen-Cal Administrators, Inc.
Voya Holdings Inc.	Voya Special Investments, Inc.
Voya Retirement Insurance and Annuity Company	Voya Institutional Trust Company
ReliaStar Life Insurance Company	Voya Payroll Management, Inc
ReliaStar Life Insurance Company of New York	Benfitfocus, Inc. *
Voya Financial Advisors, Inc.	Benfitfocus.com, Inc. *
Voya Services Company	Tango Health, Inc. *
Security Life Assignment Corp.

*Affiliate was acquired in 2023

Under the intercompany tax sharing agreement, the Company had a receivable of $24.2 at December 31, 2024 and $13.8 at December 31, 2023, from Voya Financial, Inc., an affiliate, for federal income taxes.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2024	2023	2022
	(In Thousands)
Federal tax (benefit) expense on operations	$(30,316)	$18,503	$2,744
Federal tax expenses (benefit) on capital gains and losses	5,000	(4,804)	5,005
Total current tax (benefit) expense incurred	$(25,316)	$13,699	$7,749

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2024 and 2023 are as follows:

	12/31/2024			12/31/2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$471,866	$13,878	$485,744	$502,163	$20,958	$523,121	$(30,297)	$(7,080)	$(37,377)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	471,866	13,878	485,744	502,163	20,958	523,121	(30,297)	(7,080)	(37,377)
Deferred Tax Assets Nonadmitted	269,341	—	269,341	246,720	—	246,720	22,621	—	22,621
Admitted Adjusted Gross DTAs	202,525	13,878	216,403	255,443	20,958	276,401	(52,918)	(7,080)	(59,998)
Gross Deferred tax liabilities	59,269	13,878	73,147	66,766	20,958	87,724	(7,497)	(7,080)	(14,577)
Net Admitted Adjusted Gross DTAs	$143,256	$—	$143,256	$188,677	$—	$188,677	$(45,421)	$—	$(45,421)

The Company has no unrecognized tax liability as of December 31, 2024 and December 31, 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2024 and 2023 are as follows:

		12/31/2024			12/31/2023			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	143,256	—	143,256	188,677	—	188,677	(45,421)	—	(45,421)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	143,256	—	143,256	188,677	—	188,677	(45,421)	—	(45,421)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	143,256	XXX	XXX	188,677	XXX	XXX	(45,421)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	59,269	13,878	73,147	66,766	20,958	87,724	(7,497)	(7,080)	(14,577)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$202,525	$13,878	$216,403	$255,443	$20,958	$276,401	$(52,918)	$(7,080)	$(59,998)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2024	2023
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	716.81%	930.42%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,127,179	$1,432,172

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2024		12/31/2023		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$471,866	$13,878	$502,163	$20,958	$(30,297)	$(7,080)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$202,525	$13,878	$255,443	$20,958	$(52,918)	$(7,080)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2024	12/31/2023	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$1,537	$1,453	$84
Unearned premium reserve	—	22	(22)
Policyholder reserves	38,817	49,264	(10,447)
Investments	39,760	41,785	(2,025)
Deferred acquisition costs	97,986	87,203	10,783
Compensation and benefits accrual	9,502	9,400	102
Pension accrual	5,153	4,675	478
Receivables - nonadmitted	3,624	3,991	(367)
Net operating loss carry-forward	263,346	293,032	(29,686)
Tax credit carry-forward	5,380	5,169	211
Other	6,762	6,167	595
Subtotal	471,867	502,163	(30,294)
Nonadmitted	269,341	246,720	22,621
Admitted ordinary deferred tax assets	$202,526	$255,443	$(52,915)
Capital:
Investments	$13,878	$20,958	$(7,080)
Subtotal	13,878	20,958	(7,080)
Admitted capital deferred tax assets	$13,878	$20,958	$(7,080)
Admitted deferred tax assets	$216,404	$276,401	$(59,995)

Deferred Tax Liabilities
Ordinary:
Investments	$27,197	$25,130	$2,067
Fixed assets	4,179	1,190	2,989
Policyholder reserves	9,279	17,047	(7,768)
Other (including items <5% of total ordinary tax liabilities)	838	805	33
Subtotal	$41,493	$44,173	$(2,679)
Capital:
Investments	$31,654	$43,551	$(11,897)
Subtotal	$31,654	$43,551	$(11,897)
Total deferred tax liabilities	$73,147	$87,724	$(14,576)

Net deferred tax assets/(liabilities)	$143,257	$188,677	$(45,419)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2024 and 2023, the Company had no valuation allowances.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

		Year Ended December 31
		2024		2023		2022
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$146,496		$421,055		$430,508
Capital gains (losses)		(9,304)		(6,764)		(5,132)
Total pretax income (loss)		$137,192		$414,291		$425,376
Expected tax expense (benefit) at 21% statutory rate		28,810	21.0%	87,001	21.0%	89,329	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(10,893)	(7.9)%	(9,352)	(2.2)%	(10,434)	(2.5)%
b.	Interest maintenance reserve	2,685	2.0%	(4,404)	(1.1)%	(1,072)	(0.3)%
c.	Reinsurance	(4,881)	(3.6)%	(4,933)	(1.2)%	(15,264)	(3.6)%
d.	Tax credits **	(403)	(0.3)%	(347)	(0.1)%	(7,451)	(1.8)%
e.	Prior year tax (including net operating loss adjs.) **	(13,642)	(9.9)%	(35,670)	(8.6)%	1,929	0.5%
f.	Other	175	0.1%	161	0.0%	(15)	0.2%
Total income tax reported		$1,851	1.3%	$32,456	7.8%	$57,022	13.4%

Current income taxes incurred		$(25,316)	(18.5)%	13,698	3.3%	7,749	1.8%
Change in deferred income tax*		27,167	19.8%	18,758	4.5%	49,273	11.6%
Total income tax reported		$1,851	1.3%	$32,456	7.8%	$57,022	13.4%
* Excluding tax on unrealized gains (losses) and other surplus items.

** On January 4, 2021, Voya Financial, Inc. completed a series of transactions pursuant to a Master Transaction Agreement with Resolution Life U.S. Holdings Inc. ("Resolution Life US"). As a part of these transactions, Resolution Life US acquired Voya Financial, Inc.'s wholly owned subsidiary, SLD. SLD generated capital losses in the 2023 and 2022 tax years, which are included in the tax return for Voya Financial, Inc. The Company recorded a $14.2 and $36.6 tax benefit in 2024 and 2023, respectively, resulting in a decrease to the effective tax rate.  The decrease to the effective tax rate consists of a $14.1 net operating loss and $0.1  foreign tax credit adjustment, included in the Prior year tax (including net operating loss adjs.) and Tax credit lines, respectively, as of December 31, 2024.  The decrease to the effective tax rate consists of a $36.2 net operating loss and $0.4 foreign tax credit adjustment, included in the Prior year tax (including net operating loss adjs.) and Tax credit lines, respectively, as of December 31, 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
As of December 31, 2024, the Company's tax credit and net operating loss carryforwards, along with origination and expiration dates, are as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2013	2033	$3,904
Low Income Housing Tax Credit	2014	2034	2
Low Income Housing Tax Credit	2015	2035	2
Total Low Income Housing Credit			$3,908

Foreign Tax Credit	2015	2025	$170
Foreign Tax Credit	2016	2026	204
Foreign Tax Credit	2017	2027	227
Foreign Tax Credit	2018	2028	341
Foreign Tax Credit	2019	2029	147
Foreign Tax Credit	2020	2030	152
Foreign Tax Credit	2022	2032	137
Foreign Tax Credit	2024	2034	94
Total Foreign Tax Credit			$1,472

Net Operating Loss	2018	2033	$1,244,744
Net Operating Loss	2019	2034	9,284
Total Net Operating Loss			$1,254,028

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2024 and 2023.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2024 and 2023.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company has no transferable or non-transferable state tax credit assets as of December 31, 2024 and 2023.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2024 and 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
For the tax years 2022 through 2024, Voya Financial, Inc. participates in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2023 tax year, Voya Financial, Inc. is in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year. For the 2024 tax year, Voya Financial, Inc. is in the Compliance Maintenance Bridge Plus ("Bridge Plus") phase of CAP. In the Bridge Plus phase, the IRS will review the tax return and issue either a full or partial acceptance letter upon completion of review.

Voya Financial, Inc. filed amended federal income tax returns for tax years 2012 through 2018 to claim a foreign tax credit instead of utilizing a foreign tax deduction. Voya Financial, Inc. does not anticipate an adjustment to its claim as filed. The audit of the claim is ongoing.

The Inflation Reduction Act (“Act”) was enacted on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”). The Act and CAMT are effective for tax years beginning after 2022. The Company, a nonapplicable reporting entity, is part of an affiliated group of entities who file a single consolidated return. Based upon available information, the Company was not subject to the CAMT for 2024 or 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
10.    Investment in and Advances to Subsidiaries
The Company has one wholly owned insurance subsidiary, ReliaStar Life Insurance Company of New York (“RNY”). The company also has a minority ownership of Voya Special Investments, Inc. ("VSI"), a non-insurance subsidiary.

On 07/08/2024, the NAIC accepted the SUB-2 filing for VSI. The valuation at the time of filing was $51.3.

Amounts invested in SCA investments within the scope of SSAP 97 (except paragraph 8.b.i entities) are summarized as follows:

	December 31
	2024		2023
	Admitted Amount	Nonadmitted Amount	Admitted Amount	Nonadmitted Amount
	(In Thousands)
SCA Entity
Voya Special Investments, Inc.	$54,798	$—	$51,290	$—
Total amounts invested in SCA entities	$54,798	$—	$51,290	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
11.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The company is not relieved of its primary obligation to the policyholder in a reinsurance transaction.

Assumed premiums amounted to $74.9, $79.5 and $87.9 for 2024, 2023 and 2022, respectively.
The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2024	2023	2022
	(In Thousands)
Premiums for the year ended	$2,938,614	$2,586,945	$2,448,385
Benefits paid or provided for the year ended	3,189,820	2,891,336	2,811,085
Policy and contract liabilities at year end	13,830,404	14,481,060	14,952,170

The Company has no reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

The amount of reinsurance credits taken for new agreements executed since January 1, 2024 which include policies or contracts that were in force or which had existing reserves established by the Company were $2.7.

The Company estimates that an aggregate reduction in surplus of $6.6 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2024. The amount estimated as of December 31, 2023 and 2022 was $6.8 billion and $6.8 billion, respectively. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

The Company has written off uncollectible reinsurance claims incurred balances due from Scottish Re of $0.4 in 2023.

The Company has reported claims incurred as a result of commutation of reinsurance with Texas Workers Compensation Insurance Fund of $6.4 and with All State Insurance Company of Canada of $0.3 in 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
12. Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Under Minnesota insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. In addition, under Minnesota insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval. An extraordinary dividend or distribution cannot be paid without the prior approval of the Minnesota Department of Commerce-Insurance Division.
On March 8, 2024, the Company declared an ordinary dividend in the amount of $57.0, which was paid to its sole shareholder, Voya Holdings Inc. ("Voya Holdings"), on March 25, 2024.

On July 15, 2024, the Company declared an ordinary dividend in the amount of $345.0, which was paid to its sole shareholder, Voya Holdings, on July 26, 2024.

On January 3, 2023, the Company declared an extraordinary distribution, which has been recorded as a reduction to unassigned funds (surplus), in the amount of $401.5 to its sole shareholder, ("Voya Holdings"), for ultimate distribution to Voya Financial, Inc., subject to approval of Minnesota Department of Commerce Insurance-Division, which was paid on February 7, 2023, after receipt of such approval.

On May 25, 2023, the Company declared an extraordinary distribution, which has been recorded as a reduction to unassigned funds (surplus), in the amount of $345.0 to its sole shareholder, Voya Holdings, for ultimate distribution to Voya Financial, Inc., subject to approval of Minnesota Department of Commerce Insurance-Division, which was paid on July 7, 2023, after receipt of such approval.

On June 10, 2022, the Company declared an extraordinary distribution, which has been recorded as a reduction to gross paid in capital and contributed surplus, in the amount of $328.5 to its sole shareholder, Voya Holdings, for ultimate distribution to Voya Financial, Inc., subject to approval of Minnesota Department of Commerce Insurance-Division, which was paid on June 29, 2022, after receipt of such approval.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
13.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value-Revised.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.
The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below, though the Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2024.

Bonds and other invested assets: Fair values for corporate bonds, asset-backed securities, U.S. agency bonds, and foreign securities are obtained through observable pricing method such as matrix pricing, market corroborated pricing, or inputs such as yield curves and indices. Several commercial pricing services are used, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values.

Privately placed are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Preferred and Common Stock: Fair values of publicly traded equity securities are generally based upon quoted market price, while some preferred and common stock prices are obtained through commercial pricing services. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers.

Mortgage loans: Fair values for commercial real estate loans were generated using a discounted cash flow analyses which utilizes rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31st and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Contract loans: Fair values approximate the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts.

Cash equivalents and short-term investments: Fair values are generally determined based on most quoted market prices.

Derivatives: Fair values are generally calculated based on broker/dealer valuations or on internal discounted cash flow pricing models. These models take into account current cash flow assumptions, the counterparties’ credit standing, and observable key financial data, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices, Secured Overnight Financing Rate (“SOFR”), and Overnight Index Swap Rates (“OIS”), which are obtained from third party sources and uploaded into the derivative accounting system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange. Derivatives which qualify for hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

Assets held in separate accounts: Fair values are calculated based on the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price. The underlying instruments in bonds have valuations that are obtained from third-party

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Supplementary contracts and immediate annuities: Fair value are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included.

Deposit type contracts: Fair values are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk.

Long-term debt: Fair values are based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2024:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$5,942,816	$6,553,820	$55,686	$5,477,158	$409,973
Preferred stock	67,470	69,232	2,817	—	64,654
Common stock	37,635	37,635	2,197	31,659	3,779
Mortgage loans	920,735	963,460	—	—	920,735
Contract loans	161,973	161,973	—	161,973	—
Other invested assets	133,537	140,061	—	133,412	125
Cash equivalents and short-term investments	87,226	87,225	82,672	748	3,807
Derivatives
Equity contracts	2,198	2,198	—	2,198	—
Foreign exchange contracts	7,576	6,350	—	7,576	—
Interest rate contracts	45,994	44,788	5	45,989	—
Separate account assets	2,645,800	2,645,800	2,635,872	9,928	—
Total Assets	$10,052,960	$10,712,543	$2,779,249	$5,870,641	$1,403,073

Liabilities:
Supplementary contracts and immediate annuities	$78,109	$79,197	$—	$—	$78,109
Deposit type contracts	925,944	923,916	—	925,944	—
Derivatives
Credit contracts	113	58	—	113	—
Equity contracts	1,485	1,485	—	1,485	—
Foreign exchange contracts	(32)	341	—	(32)	—
Interest rate contracts	51,111	45,112	782	50,329	—
Short-term debt	68,000	68,000	—	68,000	—
Total Liabilities	$1,124,730	$1,118,109	$782	$1,045,839	$78,109

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2024.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2023:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$6,345,073	$6,948,979	$95,610	$5,863,990	$385,473
Preferred stock	51,734	53,359	2,971	—	48,763
Common stock	37,029	37,029	2,714	31,061	3,254
Mortgage loans	1,008,334	1,061,532	—	—	1,008,334
Contract loans	172,741	172,741	—	172,741	—
Other invested assets	136,544	141,279	—	136,544	—
Cash equivalents and short-term investments	234,700	234,561	121,970	112,718	11
Derivatives
Equity contracts	2,665	2,665	—	2,665	—
Foreign exchange contracts	4,747	2,919	—	4,747	—
Interest rate contracts	87,763	87,701	988	86,775	—
Separate account assets	2,398,225	2,398,225	2,386,077	11,525	623
Total Assets	$10,479,555	$11,140,989	$2,610,330	$6,422,766	$1,446,458

Liabilities:
Supplementary contracts and immediate annuities	$91,864	$88,785	$—	$—	$91,864
Deposit type contracts	928,988	928,048	—	928,988	—
Derivatives
Credit contracts	242	72	—	242	—
Equity contracts	1,913	1,913	—	1,913	—
Foreign exchange contracts	902	1,583	—	902	—
Interest rate contracts	74,158	46,236	137	74,020	—
Total Liabilities	$1,098,067	$1,066,637	$137	$1,006,065	$91,864

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below shows assets and liabilities measured and reported at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Preferred stock	$2,817	$—	$32,235	$35,052
Common stock	2,197	31,659	3,779	37,635
Other invested assets	—	484	125	609
Derivatives
Equity contracts	—	2,198	—	2,198
Foreign exchange contracts	—	379	—	379
Interest rate contracts	—	44,788	—	44,788
Separate account assets	2,635,872	9,928	—	2,645,800
Total assets	$2,640,886	$89,436	$36,139	$2,766,461

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$38,847	$38,847
Deposit type contracts	—	395,571	—	395,571
Derivatives
Equity contracts	—	1,485	—	1,485
Interest rate contracts	780	44,327	—	45,107
Total liabilities	$780	$441,383	$38,847	$481,010

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below shows assets and liabilities measured and reported at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Foreign	$—	$2	$—	$2
Residential mortgage-backed	—	17	—	17
Preferred stock	2,971	—	33,317	36,288
Common stock	2,714	31,061	3,254	37,029
Other invested assets	—	797	—	797
Derivatives
Equity contracts	—	2,665	—	2,665
Foreign exchange contracts	—	65	—	65
Interest rate contracts	988	86,714	—	87,702
Separate account assets	2,386,077	11,525	623	2,398,225
Total assets	$2,392,750	$132,846	$37,194	$2,562,790

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$44,548	$44,548
Deposit type contracts	—	423,132	—	423,132
Derivatives
Equity contracts	—	1,913	—	1,913
Foreign exchange contracts	—	433	—	433
Interest rate contracts		46,236	—	46,236
Total liabilities	$—	$471,714	$44,548	$516,262

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2024:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Assets
Preferred Stock	$33,317	$—	$—	$—	$(1,082)	$—	$—	$—	$—	$32,235
Common Stock	3,254	—	—	—	525	—	—	—	—	3,779
Other Invested Assets	—	125	—	—	—	—	—	—	—	125
Separate account assets	623	—	(576)	—	(46)	—	—	—	—	—
Total	$37,194	$125	$(576)	$—	$(603)	$—	$—	$—	$—	$36,139

Liabilities
Supplementary contracts and immediate annuities	$44,548	$—	$—	$—	$—	$—	$—	$—	$(5,701)	$38,847
Total	$44,548	$—	$—	$—	$—	$—	$—	$—	$(5,701)	$38,847

Transfers into and out of Level 3 during the year ended December 31, 2024 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2023:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	$32,702	$—	$—	$—	$615	$—	$—	$—	$—	$33,317
Common Stock	3,426	—	—	—	(172)	—	—	—	—	3,254
Separate account assets	671	—	—	—	26	—	—	—	(75)	623
Total	$36,799	$—	$—	$—	$469	$—	$—	$—	$(75)	$37,194

Liabilities
Supplementary contracts and immediate annuities	$52,582	$—	$—	$—	$—	$—	$—	$—	$(8,034)	$44,548
Total	$52,582	$—	$—	$—	$—	$—	$—	$—	$(8,034)	$44,548

There were no transfers into or out of Level 3 during the year ended December 31, 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
14.Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2024, 2023 and 2022, rent expense totaled $1.0, $1.2 and $1.1, respectively.

Legal Proceedings: The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.

Regulatory Matters: As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $140.7 and $16.6 at December 31, 2024 and 2023, respectively. The Company is also committed to provide additional capital contributions of $315.6 and $299.9 at December 31, 2024 and 2023, respectively, in partnerships.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
15.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2030, the Company and Voya Financial, Inc. can borrow up to 3% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received $4.8 interest income for the year ended December 31, 2024, and $4.9 and $1.7 for the years ended December 31, 2023 and 2022, respectively.

There was $2.2 interest expense incurred on borrowed money for the years ended December 31, 2024, and minimal interest expense incurred on borrowed money 2023 and 2022.

As of December 31, 2024 the company had a $68.0 outstanding payable to Voya Financial, Inc. under the reciprocal loan agreement. As of December 31, 2023, the Company had a $100.1 outstanding receivable from Voya Financial, Inc.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
16.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. Balances due to/from affiliates are settled monthly. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the years ended December 31, 2024, 2023 and 2022, expenses were incurred in the amounts of $21.5, $19.0, and $20.8, respectively.

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2024, 2023 and 2022, expenses were incurred in the amounts of $449.9, $448.3 and $315.9 respectively.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
17.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2024	2023
	(In Thousands)
Balance at January 1	$538,349	$526,308
Less reinsurance recoverables	105,780	87,631
Net balance at January 1	432,569	438,947

Incurred related to:
Current year	1,162,752	432,840
Prior years	(276,453)	(22,652)
Total incurred	886,299	410,188

Paid related to:
Current year	501,229	311,119
Prior years	135,954	105,447
Total paid	637,183	416,566

Net balance at December 31	681,684	432,569
Plus reinsurance recoverables	101,931	105,780
Balance at December 31	$783,615	$538,349

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but could include a reduction due to retrospectively rated contracts. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and policy and contract claims on the balance sheets.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
18.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $15.8, $16.7, and $15.3 for December 31, 2024, 2023, and 2022, respectively. This represented 8.4%, 9.6%, and 2.6% of the total group life premiums written, for December 31, 2024, 2023 and 2022, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $153.7, $132.6, and $122.3 for December 31, 2024, 2023 and 2022, respectively. This represented 15.1%, 14.9%, and 15.5% of net group health premiums written at December 31, 2024, 2023 and 2022, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
19.    Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2024
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$279,625
Total					$279,625

2023
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$252,475
Total					$252,475

2022
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$204,593
Total					$204,593

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2024
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
20.    Subsequent Events
The Company is not aware of any events occurring subsequent to December 31, 2024 that may have a material effect on the Company's financial statements. The Company evaluated events subsequent to December 31, 2024 through April 1, 2025, the date the financial statements were available to be issued.